     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999


                                                       REGISTRATION NO. 33-43058
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                             ---------------------


                         POST EFFECTIVE AMENDMENT NO. 9
                                       TO
                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                               ------------------

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                         ------------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                         ------------------------------


                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415

                               ------------------

              It is proposed that this filing will become effective (check appropriate box)

              / / immediately upon filing pursuant to paragraph (b)


              /X/ on May 1, 1999 pursuant to paragraph (b)


              / / 60 days after filing pursuant to paragraph (a) (1)

              / / on (date) pursuant to paragraph (a) (1) of Rule 485

              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Single Premium Variable Life Insurance Policies.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 / /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS

May 1, 1999

              Merrill Lynch Life Variable Life Separate Account II

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    Home Office: Little Rock, Arkansas 72201
                         Service Center: P.O. Box 9025
                     Springfield, Massachusetts 01102-9025
                                1414 Main Street
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus describes a single premium variable life insurance policy Merrill Lynch Life Insurance Company issues. We do not currently offer this policy for sale to new purchasers.

Until the end of the "free look" period, we will invest your initial payment in the investment division of the Merrill Lynch Life Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:

-   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      -  Basic Value Focus Fund
      -  Global Bond Focus Fund
      -  Global Utility Focus Fund
      -  International Equity Focus Fund
      -  Developing Capital Markets Focus Fund
      -  Special Value Focus Fund
      -  Index 500 Fund
-   MERRILL LYNCH SERIES FUND, INC.
      -  Money Reserve Portfolio
      -  Intermediate Government Bond Portfolio
      -  Long-Term Corporate Bond Portfolio
      -  High Yield Portfolio
      -  Capital Stock Portfolio
      -  Growth Stock Portfolio
      -  Multiple Strategy Portfolio
      -  Natural Resources Portfolio
      -  Global Strategy Portfolio
      -  Balanced Portfolio
-   AIM VARIABLE INSURANCE FUNDS, INC.
      -  AIM V.I. Capital Appreciation Fund
      -  AIM V.I. Value Fund
-   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
      -  Premier Growth Portfolio
-   MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
      -  MFS Emerging Growth Series
      -  MFS Research Series
-   MERRILL LYNCH FUND OF STRIPPED ("ZERO")
    U.S. TREASURY SECURITIES
    Fourteen maturity dates ranging from February 15, 2000 -- February 15, 2014

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the policy only if any loan debt exceeds certain policy values. After the guarantee period ends, the policy will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the policy is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

    - make additional payments subject to certain conditions
    - redeem the policy for its net cash surrender value

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the policy or exchange it for a policy with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the policy.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS-REGISTERED TRADEMARK-VARIABLE INSURANCE TRUST-SM-; THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                                                     Page
                                                                                                   ---------
IMPORTANT TERMS..................................................................................          1
SUMMARY OF THE POLICY............................................................................          2
    What the Policy Provides.....................................................................          2
    Availability and Payments....................................................................          2
    The Investment Base..........................................................................          3
    The Investment Divisions.....................................................................          3
    Illustrations ...............................................................................          3
    Replacement of Existing Coverage.............................................................          3
    Right to Cancel ("Free Look" Period) or Exchange.............................................          3
    Distributions From The Policy................................................................          4
    Fees and Charges.............................................................................          4
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL LYNCH, PIERCE, FENNER & SMITH
  INCORPORATED, THE SEPARATE ACCOUNT, THE FUNDS, AND THE TRUSTS .................................          6
    Merrill Lynch Life Insurance Company.........................................................          6
    Merrill Lynch, Pierce, Fenner & Smith Incorporated...........................................          6
    Assumption of Previously Issued Policies and Subsequent Merger...............................          6
    The Separate Account.........................................................................          6
    Net Rate of Return for an Investment Division................................................          8
    Changes Within the Account...................................................................          8
THE FUNDS .......................................................................................          9
    The Series Fund..............................................................................          9
    The Variable Series Funds....................................................................         10
    The AIM V.I. Funds...........................................................................         11
    The Alliance Fund............................................................................         12
    The MFS Trust................................................................................         12
    The Hotchkis and Wiley Trust.................................................................         13
    The Mercury V.I. Funds.......................................................................         14
    Special Risks In Certain Funds...............................................................         14
    The Operation of the Funds...................................................................         15
    The Trusts ..................................................................................         17
FACTS ABOUT THE POLICY...........................................................................         18
    Who May be Covered...........................................................................         18
    Initial Payment..............................................................................         19
    Right to Cancel ("Free Look" Period).........................................................         19
    Making Additional Payments...................................................................         19
    Investment Base..............................................................................         20
    Charges Deducted from the Investment Base....................................................         21
    Charges to the Separate Account..............................................................         23
    Charges to Fund Assets.......................................................................         23
    Guarantee Period.............................................................................         25
    Net Cash Surrender Value.....................................................................         25
    Policy Loans.................................................................................         26
    Death Benefit Proceeds.......................................................................         27
    Payment of Death Benefit Proceeds............................................................         28
    Dollar Cost Averaging........................................................................         28
    Right to Exchange Policy.....................................................................         29
    Income Plans.................................................................................         29
    Reports to Policy Owners.....................................................................         30
MORE ABOUT THE POLICY............................................................................         31
    Using the Policy.............................................................................         31
    Some Administrative Procedures...............................................................         33

    Other Policy Provisions......................................................................         34
    Group or Sponsored Arrangements..............................................................         34
    Unisex Legal Considerations for Employers....................................................         35
    Selling the Policys..........................................................................         35
    Tax Considerations...........................................................................         36
    Merrill Lynch Life Insurance Company's Income Taxes..........................................         39
    Reinsurance .................................................................................         39
ILLUSTRATIONS....................................................................................         39
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY..................................................         46
    Directors and Executive Officers.............................................................         46
    Services Arrangement.........................................................................         46
    State Regulation.............................................................................         47
    Year 2000 ...................................................................................         47
    Legal Proceedings............................................................................         47
    Experts .....................................................................................         47
    Legal Matters................................................................................         48
    Registration Statements......................................................................         48
    Financial Statements.........................................................................         48
    Financial Statements of Merrill Lynch Life Variable Life Separate Account II.................        S-1
    Financial Statements of Merrill Lynch Life Insurance Company.................................        G-1

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We have not authorized any person to make any representations in connection with this offering other than those contained in this prospectus.

                                IMPORTANT TERMS

ATTAINED AGE: is the issue age of the insured plus the number of full years since the policy date.

CASH SURRENDER VALUE: is equal to the investment base less the deferred policy loading and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

FACE AMOUNT: is the minimum death benefit as long as the policy remains in force. The face amount may increase as a result of an additional payment.

GUARANTEE PERIOD: is the time guaranteed that the policy will remain in force regardless of investment experience, unless the loan debt exceeds certain values. It is the period that a comparable fixed life insurance policy (same face amount, single premium, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

INVESTMENT BASE: is the amount available under a policy for investment in the Separate Account at any time.

ISSUE AGE: is the insured's age as of his or her birthday nearest the policy date.

LOAN DEBT: is the sum of all outstanding loans on a policy plus accrued interest.

MONTHIVERSARY: is the same day each month as the policy date.

NET CASH SURRENDER VALUE: is equal to cash surrender value less any loan debt.

NET SINGLE PREMIUM FACTOR: We use this factor in the calculation of the variable insurance amount to make sure that the policy always meets the guidelines of what constitutes a life insurance policy under the Internal Revenue Code.

POLICY DATE: is used to determine processing dates, policy years and policy anniversaries. It is usually the business day next following the receipt of the single premium payment at the Service Center.

POLICY PROCESSING DATES: are the policy date and the first day of each policy quarter thereafter. Policy processing dates after the policy date are the days when we deduct charges from the investment base and redetermine the death benefit.

PROCESSING PERIOD: is the period between consecutive policy processing dates.

TABULAR VALUE: is equal to the cash surrender value when we issue your policy. From then on, it is equal to the cash surrender values for a comparable fixed life policy with the same face amount, single premium, loading, and guarantee period (based on a 4% interest and the guaranteed mortality table). The tabular value equals zero after the guarantee period. It is the value we use to limit your mortality cost deductions as well as our right to cancel your policy during the guarantee period.

VARIABLE INSURANCE AMOUNT: is determined on each processing date by multiplying the cash surrender value by the net single premium factor.

                             SUMMARY OF THE POLICY

WHAT THE POLICY PROVIDES

The policy offers a choice of investments and an opportunity for the policy's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that policy values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.

DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases on each policy processing date depending on the investment results of the investment divisions you select. We will reduce any death benefit by any loan debt.

TAX BENEFITS AND TAX CONSIDERATIONS. When issued on the basis of a standard underwriting class, the policy provides a death benefit that cannot be less than the minimum death benefit required under federal tax law. (Due to lack of guidance, there is some uncertainty in this regard with respect to policies issued on a substandard basis.) By satisfying the minimum death benefit required under federal tax law, the policy provides two important tax benefits:

    1) Its death benefit is not subject to income tax;

    2) Any increases in the policy's cash surrender value are not taxable until distributed from the policy.

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the policy will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain policy values. (See "Policy Loans" for an explanation of how any loan debt affects the policy's value.) A guarantee period may last for the insured's lifetime or a shorter period. The chart below shows how the guarantee period affects the face amount of your policy (assuming the same premium).

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000

LENGTH OF GUARANTEE PERIOD (YEARS)                        FACE AMOUNT
--------------------------------------------------------  ------------
5                                                          $   58,704
10                                                            406,835
20                                                            202,952
30                                                            164,843
Insured's lifetime                                            162,034

AVAILABILITY AND PAYMENTS

We will issue a policy for an insured up to age 75. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000.

Subject to certain conditions, you may make additional unplanned payments (See "Making Additional Payments.")

The policy is not available to insure residents of certain municipalities in Kentucky where premium taxes in excess of a certain level are imposed.

We are not currently offering the policies for sale to new purchasers.

THE INVESTMENT BASE

A policy's investment base is the amount available for investment at any time. On the policy date (usually the next business day after our Service Center receives your single premium), the investment base is equal to the single premium. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the policy by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, until the end of the "free look" period, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation.")

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the policy are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a Policy, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of policy illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the policy, review it carefully to make sure it is what you want. Generally, you may return a policy for a refund within ten days after you receive it. Some states allow a longer period of time to return the policy. If required by your state, you may return the policy within the later of ten days after receiving it or 45 days from the date the application is completed. If you return the policy during the "free look" period, we will refund the payment without interest.

You may also exchange your policy within 18 months for a policy with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE POLICY

SURRENDERS. You may surrender your policy at any time and receive the net cash surrender value. On a policy processing date which is also your policy anniversary, the net cash surrender value equals the investment base minus the balance of any deferred policy loading not yet deducted.

    - If we calculate the net surrender value on a date that is not a policy processing date, we also subtract a pro-rata mortality cost.

    - If we calculate the net surrender value on a date that is not a policy anniversary we will also subtract any pro-rata net loan cost.

LOANS. You may borrow money from us, using your policy as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the policy and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions.")

FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on policy processing dates. These charges are:

    - DEFERRED POLICY LOADING equal to 7% of each payment we receive in the first year. It consists of a sales load of 4.0%, a charge for administrative expenses during the first year of .5%, and a state and local premium tax charge of 2.5%. The deferred policy loading for any additional payment we receive after the first year equals 6.5%. It consists of a sales load of 4.0% and a state and local premium tax charge of 2.5%. We deduct the deferred policy loading in equal installments of .70% of each payment we receive during the first policy year and .65% of each payment thereafter. We make this deduction on the ten policy anniversaries following the date we receive and accept the payment. However, in determining a policy's net cash surrender value, we subtract the balance of the deferred policy loading not yet deducted.

    - MORTALITY COST -- on all policy processing dates after the policy date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

    - REALLOCATION CHARGES may be deducted on policy processing dates if you change your investment base allocation more than five times per policy year (see "Reallocation Charges.")

    - NET LOAN COST -- on each policy anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of .75% of the loan debt per year for the first ten policy years and .60% thereafter (see "Charges Deducted From the Investment Base" and "Net Loan Cost").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

    - A MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .60% annually at the beginning of the year; and

    - A TRUST CHARGE deducted from only those investment divisions investing in the Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.

ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets.")

THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE POLICY. THIS PROSPECTUS AND THE POLICY PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE POLICY TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.

FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
                THE SEPARATE ACCOUNT, THE FUNDS, AND THE TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the policies issued through the Separate Account. We retain MLPF&S to provide services relating to the policies under a distribution agreement. (See "Selling the Policies".)

ASSUMPTION OF PREVIOUSLY ISSUED POLICIES AND SUBSEQUENT MERGER

Monarch Life Insurance Company ("Monarch") originally issued the policies. On November 14, 1990, we entered into an indemnity reinsurance and assumption agreement with Monarch and certain other Merrill Lynch insurance companies. Under this agreement, Tandem Insurance Group, Inc. ("Tandem"), one of the Merrill Lynch insurance companies, acquired, on an assumption reinsurance basis, certain of the variable life insurance policies Monarch issued through its Variable Account A, including the policies described in this prospectus. On October 1, 1991, Tandem was merged with and into us (the "merger"), and we succeeded to all of Tandem's liabilities and obligations. Thus, we have all the liabilities and obligations under the policies. All further payments made under the policies will be made directly to or by us.

You have the same rights and values under your policy as you did before the merger transaction. However, you will look to us instead of to Monarch or Tandem to fulfill the terms of your policy. Pursuant to the reinsurance and assumption agreement, all the assets of Monarch's Variable Account A relating to the reinsured policies were transferred to Tandem and allocated to the Separate Account. By virtue of the merger, the Separate Account became our separate account.

THE SEPARATE ACCOUNT

Tandem established the Separate Account, a separate investment account, on November 19, 1990. We acquired it on October 1, 1991 in the merger. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the policy as well as other variable life insurance policies we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to policy owners and beneficiaries that arise under the policy are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other policy liabilities, (which will always be at least equal to the aggregate investment base allocated to the Separate Account under the policies), we may transfer the excess to our general account.

There are currently 36 investment divisions in the Separate Account.

    - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

    - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

    - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds").

    - One invests in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").

    - Two invest in shares of a specific portfolio of the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust").

    - Fourteen invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Trust").

On or about July 15, 1999, six additional investment divisions become available in the Separate Account.

    - Two invest in Class A shares of a specific portfolio of the Variable Series Funds.

    - One invests in shares of an additional portfolio of the Alliance Fund.

    - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").

    - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").

    - One invests in units of the Zero Trust maturing on February 15, 2019.

On or about July 15, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund) close to allocations of premiums and policy value.

For more information, see "The Funds" below. You'll find complete information about the Funds and the Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the policy have names similar to funds not available through the policy. The performance of any fund not available through the policy is not indicative of performance of the similarly named fund available through the policy.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the net asset value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Trusts, units of each Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT

We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the policies. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

    - deregister the Separate Account under the Investment Company Act of 1940;

    - operate the Separate Account as a management company under the Investment Company Act of 1940;

    - restrict or eliminate any voting rights of policy owners, or other persons who have voting rights as to the Separate Account; and

    - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

LONG-TERM CORPORATE BOND PORTFOLIO primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

HIGH YIELD PORTFOLIO primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

CAPITAL STOCK PORTFOLIO seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

GROWTH STOCK PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

MULTIPLE STRATEGY PORTFOLIO seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

NATURAL RESOURCES PORTFOLIO seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

GLOBAL STRATEGY PORTFOLIO seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

BALANCED PORTFOLIO seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its portfolios are currently available through the Separate Account. Two additional portfolios become available on or about July 15, 1999. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.

BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

GLOBAL BOND FOCUS FUND (FORMERLY THE WORLD INCOME FOCUS FUND) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

The investment division corresponding to this Fund closes to allocations of premiums and policy value on or about July 15, 1999.

GLOBAL UTILITY FOCUS FUND seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

INTERNATIONAL EQUITY FOCUS FUND seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.

The investment division corresponding to this Fund closes to allocations of premiums and policy value on or about July 15, 1999.

DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

SPECIAL VALUE FOCUS FUND (FORMERLY THE EQUITY GROWTH FUND) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

INDEX 500 FUND seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

CAPITAL FOCUS FUND seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.

The investment division corresponding to this Fund becomes available for allocations of premium payments and policy value on or about July 15, 1999.

GLOBAL GROWTH FOCUS FUND seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

The investment division corresponding to this Fund becomes available for allocations of premium payments and policy value on or about July 15, 1999.

The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investments in common stocks, with emphasis on medium- and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. VALUE FUND seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 has served as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 110 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)

THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. One additional portfolio becomes available on or about July 15, 1999. The investment objectives of these Alliance Fund portfolios are described below.

PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for policy owners whose principal objective is assured income and conservation of capital.

ALLIANCE QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for policy owners who want assured income or preservation of capital.

The investment division corresponding to this Fund becomes available for allocations of premium payments and policy value on or about July 15, 1999.

Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)

THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST

The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One if its mutual fund portfolios becomes available through the Separate Account on or about July 15, 1999. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.

HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO seeks to provide current income and long term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

    - low price-to-earnings ratio relative to the market

    - high dividend yield relative to the market

    - low price-to-book value ratio relative to the market

    - financial strength

Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar foreign indexes.

The investment division corresponding to this Fund becomes available for allocations of premium payments and policy value on or about July 15, 1999.

Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)

THE MERCURY V.I. FUNDS

The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios become available through the Separate Account on or about July 15, 1999. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.

MERCURY V.I. US. LARGE CAP FUND'S main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.

The investment division corresponding to this Fund becomes available for allocations of premium payments and policy value on or about July 15, 1999.

Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)

SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Policies' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to policies according to instructions we receive from policy owners. We will vote shares attributable to policies for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to policies in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of shares attributable to you by dividing your policy's investment base in a division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory policy.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

    - contrary to state law;

    - prohibited by state regulatory authorities; or

    - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch. Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust and the Hotchkis and Wiley Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our policy owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

ADMINISTRATIVE SERVICE ARRANGEMENTS. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), our parent, for administration services for the Series Fund and the Variable Series Funds in connection with the policies and other variable life insurance and variable annuity policies we issued. Under this agreement, MLAM compensates MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable policies issued.

AIM has entered into an agreement with us for administrative services for the AIM V.I. Funds in connection with the policies. Under this agreement, AIM compensates us in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the policies.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us for administrative services for the Alliance Fund in connection with the policies. Under this agreement, AFD compensates us in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the policies.

MFS has entered into an agreement with MLIG for administrative services for the MFS Trust in connection with the policies, certain other policies issued by us, and certain policies issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such policies.

Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the policies, certain other policies issued by us, and certain policies issued by ML Life Insurance Company of New York. Under this agreement, Hotchkis and Wiley pays compensation to MLIG is an amount equal to a portion of the annual gross investment advisory fees paid by the Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such policies.

Mercury Asset Management International Ltd. has entered into an agreement with MLIG with respect to administrative services for the Mercury V.I. Funds in connection with the policies, certain other policies issued by us, and certain policies issued by ML Life Insurance Company of New York. Under this agreement, Mercury Asset Management International Ltd. pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Mercury V.I. U.S. Large Cap Fund to Mercury Asset Management International Ltd. attributable to such policies.

THE TRUSTS

The Trusts are intended to provide safety of capital and a competitive yield to maturity. The Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Trust units before maturity varies more than it would if the Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Trust portfolios consist mainly of:

    - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

    - coupons stripped from U.S. debt obligations; and

    - receipts and certificates for such stripped debt obligations and coupons.

The Trusts currently available are shown below:

                                      TARGETED
                                      RATE OF
                                     RETURN TO
                                   MATURITY AS OF
  TRUST        MATURITY DATE       APRIL 9, 1999
---------  ---------------------  ----------------
2000       February 15, 2000             3.15%
2001       February 15, 2001             3.37%
2002       February 15, 2002             3.65%
2003       August 15, 2003               3.71%
2004       February 15, 2004             3.82%
2005       February 15, 2005             3.72%
2006       February 15, 2006             3.55%
2007       February 15, 2007             3.72%
2008       February 15, 2008             4.08%
2009       February 15, 2009             4.14%
2010       February 15, 2010             4.31%
2011       February 15, 2011             4.29%
2013       February 15, 2013             4.45%
2014       February 15, 2014             4.58%

An additional Trust maturing on February 15, 2019 becomes available for allocations of premium payments and policy value on or about July 15, 1999.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Trusts. The sponsor will sell units of the Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Trusts. (See "Charges to Divisions Investing in the Trusts".)

TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Trust units. But because the Separate Account held the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. It depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the policy on that date, since it does not reflect the charges deducted from a policy's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                             FACTS ABOUT THE POLICY

WHO MAY BE COVERED

We are no longer selling the policies.

We use two methods of underwriting:

    - simplified underwriting, with no physical exam; and

    - para-medical or medical underwriting with a physical exam.

The single premium and the age of the insured determine whether we do underwriting on a simplified or medical basis. The chart below shows the maximum premium that we'll underwrite on a simplified basis:

AGE                                       MAXIMUM
---------------------------------------  ----------
0-14...................................  $   25,000
15-29..................................      50,000
30-39..................................      75,000
40-49..................................     100,000
50-75..................................     150,000

However, if you select the maximum face amount (see "Selecting the Initial Face Amount" below), we take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value.

We assign insureds to underwriting classes which determine the mortality rates we will use in calculating mortality cost deductions, and which determine the guaranteed mortality rates we use in calculating net single premium factors and guarantee periods. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue policies either in the standard or non-smoker underwriting class. We may also issue policies on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

INITIAL PAYMENT

MINIMUM. To purchase a policy, you must complete an application and make a payment. We require the payment to put the policy into effect. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000. You may make additional payments. (See "Making Additional Payments".)

SELECTING THE INITIAL FACE AMOUNT. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. The maximum face amount is the amount which will give you the minimum guarantee period we require for the insured's age, sex, and underwriting class. As the face amount is increased for a given single premium, the guarantee period becomes shorter and the mortality costs in the early policy years are larger to cover the increased amounts of insurance.

GUARANTEE PERIOD. The guarantee period is the period of time we guarantee that the policy will remain in force regardless of investment experience unless the loan debt exceeds certain policy values. We base the guarantee period on the guaranteed maximum mortality rates in the policy, the deferred policy loading and a 4% interest assumption. This means that for a given payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your policy during the "free look" period by returning it for a refund. Generally, the "free look" period ends 10 days after you receive the policy. Some states allow a longer period of time to return the policy. If required by your state, the "free look" period ends the later of 10 days after you receive the policy and 45 days from the date you execute the application. To cancel the policy during the "free look" period, you must mail or deliver the policy to our Service Center or to the registered representative who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another policy.

Corporations that purchase one or more policies at the same time with an aggregate single premium of at least $250,000, where the investment base has at all times been allocated in the division investing in the Money Reserve Portfolio and where no additional payments have been made nor policy loans taken, may cancel a policy(ies) and receive the greater of the premium paid without interest and the net cash surrender value.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments any time you choose up to four times a policy year. In Kentucky, you cannot make additional payments until after the first policy year. The minimum additional payment we will accept is $1,000. We may require satisfactory evidence of insurability before we accept a payment if the payment increases the net amount at risk under the policy, or if the guarantee period at the time of payment is less than one year. You must submit a form when you make additional payments.

If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio. Once we complete the underwriting and accept the payment, we will credit the payment to your contract and allocate the payment either according to your instructions or, if we don't get instructions, proportionately to the investment base in the policy's investment divisions.

EFFECT OF ADDITIONAL PAYMENTS. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

    - increase the policy's investment base by the amount of the payment; and

    - increase the deferred policy loading (see "Deferred Policy Loading").

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, the additional payment will be reflected in policy values as described above.

As of the processing date on or next following receipt and acceptance of an additional payment, we will reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount") and increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the policy's face amount.

If the insured dies after we receive and accept an additional payment and before the next policy processing date, we'll pay the beneficiary the larger of:

    - The amount of the death benefit we calculate as of the prior policy processing date plus the amount of the additional payment; and

    - The cash surrender value as of the date we receive and accept the additional payment multiplied by the net single premium factor as of such date (see "Net Single Premium Factor").

We will reduce the death benefit by any loan debt and any overdue charges if the policy is in grace period. (See "Guarantee Period".)

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment and we will return any excess amount to you. (See "Policy Loans".)

GUARANTEE OF INSURABILITY RIDER. This rider gives you guaranteed options to make certain additional payments without evidence of insurability. It is available only to insureds in a standard or non-smoker underwriting class. We will limit the amount of the payments under the rider. While the rider is in effect you will have a guaranteed option on each of your first five policy anniversaries. Subject to evidence of insurability and a maximum age requirement, you may also extend the guaranteed options to include your next five policy anniversaries.

To exercise an option we must receive the additional payment while the insured is alive and within 30 days before or after your policy anniversary. If you don't exercise an option you will forfeit any remaining options and the rider will end.

INVESTMENT BASE

A policy's investment base is the sum of the amounts invested in each of the investment divisions. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".)

Certain charges and policy loans directly decrease the investment base. (See "Charges Deducted from the Investment Base" and "Policy Loans".) Loan repayments and additional payments increase it. You may elect in writing from which investment divisions loans are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

INVESTMENT BASE ALLOCATION DURING THE "FREE LOOK" PERIOD. We will place the single premium you submit with your application in the division investing in the Money Reserve Portfolio. Your application sets forth this designation. We won't make an allocation change during the "free look" period. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each policy year. We'll notify you if we impose any limitations. We may assess a charge for each allocation change in excess of five per policy year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature may also be available. (See "Dollar Cost Averaging".)

TRUST ALLOCATIONS. If your investment base is in any of the Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio, and it will not count as one of the five allocations in a policy year. When we receive a request for allocation, units of a specific Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular policy. For example, the sales load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

We deduct these charges from the investment base. (See "Charges Deducted from the Investment Base".) We deduct a deferred policy load from each payment you make. (See "Deferred Policy Loading".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges in Fund Assets".)

DEFERRED POLICY LOADING. We assess a deferred policy loading charge of 7% of each payment made in the first year, and 6.5% of each payment made after the first. This charge consists of a sales load, first year administrative expense (not assessed against additional payments we receive after the first policy year), and a state and local premium tax charge.

The sales load is equal to a maximum of 4.0% of the single premium and any additional payments. It compensates us for sales expenses. The first year administrative expense is equal to a maximum of .5% of the single premium and any additional payments we receive in the first policy year. It compensates us for the expenses associated with issuing the policies. We may reduce the sales load and first year administrative expense if cumulative payments are sufficiently high to reach certain breakpoints, and in certain group or sponsored arrangements.

The state and local premium tax charge is equal to 2.5% of the single premium and any additional payments.

Although chargeable to each payment, we advance the amount of the deferred policy loading to the Separate Account as part of your investment base. We then take back these funds in equal installments on the ten policy anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Policy, we subtract from the investment base the balance of the deferred policy loading chargeable to any payment made that has not yet been deducted.

We currently do not make any charges for administrative expenses beyond the first year. We will not impose any in the future.

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the policy date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex and attained age, and the policy's net amount at risk (except for Montana and Massachusetts, see "Legal Considerations for Employers").

To determine the mortality cost, we multiply the current cost of insurance rate by the policy's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value.

Current mortality rates may be equal to or less than the guaranteed mortality rates. For insureds age 20 and over, current mortality rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. Because we do less underwriting under the simplified underwriting method, the guaranteed maximum mortality rates are higher for the simplified classes than for the medical underwriting classes. The current mortality rates for the simplified classes may be higher than the guaranteed rates for the medical classes depending on the age and sex of the insured. However, for the nonsmoker simplified underwriting class, current mortality rates are equal to or less than the guaranteed rates for the medical underwriting classes.

We guarantee that the current mortality rates will never exceed the maximum guaranteed rates shown in the policy. We use the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table) for policies underwritten on a medical basis and the 1980 Commissioners Extended Term mortality Table (1980 CET Table) for policies underwritten on a simplified basis to determine these maximum rates if the policies are issued on insureds in a standard or non-smoker underwriting class. For policies issued on substandard basis we use a multiple of the 1980 CSO Table. The maximum guaranteed mortality rates we may charge using the 1980 CET Table are equivalent to 130% of the 1980 CSO Table for male ages 38 and above and female ages 41 and above. At younger ages, the rates vary from 130% of the 1980 CSO Table to 212% at ages where the 1980 CSO rates are the lowest.

The current mortality rates we use for insureds in the non-smoker simplified underwriting class are equal to or less than the 1980 CSO Table.

To the extent the 1980 CET Table is considered substandard we would in effect be charging you a substandard mortality cost, even if the insured was healthy, to the extent:

    - we ever increased the current mortality rates above the 1980 CSO Table for those insureds in the non-smoker simplified underwriting class, or

    - the insured is underwritten under the simplified method but is not in the non-smoker class.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis.

MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting in our calculation, the tabular value for the cash surrender value in determining the net amount at risk, and by multiplying the guaranteed maximum mortality rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that we would have otherwise deducted. (See "The Policy's Fixed Base".)

REALLOCATION CHARGES. We may deduct reallocation charges on policy processing dates if you change your investment base allocation more than five times per policy year. The charge equals $25.00 for each allocation change you make during a policy processing period, which exceeds five for the policy year.

NET LOAN COST. The net loan cost is explained under "Policy Loans".

CHARGES TO THE SEPARATE ACCOUNT

Each day we deduct an asset charge from each division of the Separate Account to cover our mortality, expense, and guaranteed benefits risks. The total amount of this charge is .60% annually at the beginning of the year.

    - The mortality risk is the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned.

    - The expense risk is the risk we assume that it will cost us more to issue and administer the policies than expected.

    - The guaranteed benefits risks are the risks we assume for potentially unfavorable investment results. One risk is that the policy's net cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

CHARGES TO DIVISIONS INVESTING IN THE TRUSTS. We assess a daily trust charge against the assets of each division investing in the Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

CHARGES TO FUND ASSETS

CHARGES TO SERIES FUND ASSETS. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

    - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

    - .45% of the next $50 million of such assets;

    - .40% of the next $100 million of such assets;

    - .35% of the next $400 million of such assets; and

    - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets.

CHARGES TO VARIABLE SERIES FUNDS ASSETS. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:

                                                     ADVISORY
PORTFOLIO NAME                                          FEE
--------------------------------------------------  -----------
Basic Value Focus Fund............................         .60%
Global Utility Focus Fund.........................         .60%
Global Bond Focus Fund............................         .60%
Index 500 Fund....................................         .30%
International Equity Focus Fund...................         .75%
Developing Capital Markets Focus Fund.............        1.00%
Special Value Focus Fund..........................         .75%
Capital Focus Fund................................         .60%
Global Growth Focus Fund..........................         .75%

MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

CHARGES TO AIM V.I. FUNDS ASSETS. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

CHARGES TO ALLIANCE FUND ASSETS. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.

CHARGES TO MFS TRUST ASSETS. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

CHARGES TO HOTCHKIS AND WILEY TRUST ASSETS. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.

CHARGES TO MERCURY V.I. FUNDS ASSETS. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

We guarantee that the policy will stay in force for the insured's life, or for a shorter guarantee period depending on the face amount selected for a given premium. We won't cancel the policy during the guarantee period unless the loan debt exceeds certain policy values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the policy if the net cash surrender value on a policy processing date won't cover the charges due. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the policy. You will then have 61 days to pay us three times the charges due on the policy processing date when your net cash surrender value became insufficient. If we haven't received the required payment by the end of this grace period, we'll cancel the policy. We will treat any excess payment above the overdue charges as an additional payment.

If we cancel a policy, you may reinstate it while the insured is still living if:

    - You request the reinstatement within three years after the end of the grace period;

    - We receive satisfactory evidence of insurability; and

    - You make a premium payment which is sufficient to give you a guarantee period of at least five years from the reinstated policy's effective date.

We will treat your premium payment as an additional payment requiring underwriting.

The effective date of a reinstated policy is the processing date on or next following the date the reinstatement application is approved

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date which is also your policy anniversary the net cash surrender value equals:

    - the policy's investment base on that date;

    - minus the balance of the deferred policy loading which has not yet been deducted from the investment base (see "Deferred policy loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost. If there is any existing loan debt, we will also subtract a pro-rata net loan cost on dates other than the policy anniversary.

CANCELLING TO RECEIVE NET CASH SURRENDER VALUE. A policy owner may cancel the policy at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Cancelling the policy may have tax consequences. See "Tax Considerations."

POLICY LOANS

You may use the policy as collateral to borrow funds from us. The minimum loan is $1,000 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $1,000. You may repay all or part of the loan any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

A policy loan will generally be treated as a taxable distribution and may be subject to a 10% penalty tax under certain circumstances. See "Tax Considerations."

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay a loan, taking a loan will have a permanent effect on a policy's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the policy to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a policy equals:

    - 75% of the policy's cash surrender value during the first three years; or

    - 90% of the policy's cash surrender value after the first three years.

In certain states, the loan value may differ from that above for particular years. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.

INTEREST. While a loan remains unpaid, we charge interest of 4.75% annually. Interest accrues each day and payments are due at the end of each policy year. IF YOU DON'T PAY THE INTEREST WHEN DUE, WE ADD IT TO THE

UNPAID LOAN AMOUNT. Loan debt is considered part of cash value used to calculate gain. Interest paid on a policy loan is not tax-deductible.

The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually for the first ten policy years and 4.15% thereafter.

NET LOAN COST. In addition to the loan interest we charge, on each policy anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. For the first ten policy years, the net loan cost equals .75% of the loan debt on the previous policy anniversary (taking into account any loans and repayments since then). After the first ten policy years, the net loan cost equals .60%. We will not increase the net loan cost. We take the net loan cost into account in determining the net cash surrender value of the policy if the date of surrender is not a policy anniversary.

CANCELLATION DUE TO EXCESS DEBT. If the loan debt exceeds the larger of the cash surrender value and the tabular value, we'll mail you a notice of our intent to cancel the policy, specifying the minimum repayment amount. We will cancel the Policy 61 days after we mail a notice of intent to terminate the Policy to you unless we have received at least the minimum repayment amount specified in the notice. Depending upon the investment performance of the divisions and the amounts you borrow, loans may cause the policy to lapse. If the policy lapses with a loan outstanding, adverse tax consequences may result.

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds equal:

    - the death benefit, which is the larger of the current face amount and the variable insurance amount; less

    - any loan debt; and less

    - any overdue charges if the policy is in a grace period (see "When Your Guarantee Period is Less Than for Life").

The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the policy qualified as life insurance under Federal income tax laws.

The amount we pay on death will be greater when we receive and accept an additional payment during a policy processing period and the insured dies prior to the next policy processing date (see "Making Additional Payments").

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount on each policy processing date by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR

             The net single premium factor is based on the insured's sex, underwriting class, and attained age on the policy processing date. It decreases as the insured's age increases. As a result, the variable insurance amount will decrease in relationship to the policy's cash surrender value. Also, net single premium factors may be higher for a woman than for a man of the same age. Your policy contains a table of net single premium factors as of each anniversary.

        TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                    ON POLICY ANNIVERSARIES
   STANDARD-SIMPLIFIED ISSUE         STANDARD MEDICAL ISSUE
ATTAINED                         ATTAINED
   AGE       MALE      FEMALE       AGE       MALE      FEMALE
    5        8.61444   10.08769      5       10.26605   12.37298
   15        6.45795    7.65253     15        7.41158    8.96292
   25        4.89803    5.70908     25        5.50384    6.48170
   35        3.59024    4.18342     35        3.97197    4.64894
   45        2.62620    3.06419     45        2.87749    3.36465
   55        1.97694    2.29528     55        2.14058    2.48940
   65        1.55349    1.75357     65        1.65786    1.87562
   75        1.28954    1.38615     75        1.35394    1.45952
   85        1.14214    1.17173     85        1.18029    1.21265

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after we receive all the information needed to process the payment. We may delay payment, however, if we are contesting the policy or under the circumstances described in "Using the Policy" and "Other Policy Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING

WHAT IS IT? Once the feature is approved and is available in your state, the policy will offer an optional transfer feature called Dollar Cost Averaging ("DCA"). Contact the Service Center about availability. This feature allows you to make automatic monthly transfers from the Money Reserve Portfolio to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.

The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve Portfolio is zero. While the DCA program is in place any amount in the Money Reserve Portfolio is available for transfer.

MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve Portfolio. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve Portfolio be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve Portfolio to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve Portfolio is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the policy.

RIGHT TO EXCHANGE POLICY

Within 18 months of the issue date you may exchange your policy for a policy with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original policy.

The new policy will have the same owner and beneficiary as those of the original policy on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original policy. Any loan debt will be carried over to the new policy.

We won't require evidence of insurability to exchange for a new "fixed" policy.

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the policy for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

    - ANNUITY PLAN. An amount can be used to purchase a single premium immediate annuity. (Annuity purchase rates will be 3% less than for new annuitants.)

    - INTEREST PAYMENT. You can leave amounts with us to earn interest at an annual rate of at least 3%.

    - INCOME FOR A FIXED PERIOD. We make payments in equal installments for up to 30 years.

    - INCOME FOR LIFE. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

    - INCOME OF A FIXED AMOUNT. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

    - JOINT LIFE INCOME. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, we make full payments. If one dies, we make payments of at least two-thirds of the full amount. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR POLICY OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO POLICY OWNERS

After the end of each policy quarter, we will send you a statement showing the allocation of your investment base, death benefit, net cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the first day of the current policy quarter. The statement will show the amounts deducted from or added to the investment base during the policy quarter. We will project your policy's value at a net rate of return of 8%, and based on this value tell you when the policy will terminate unless you make additional payments. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you semi-annual reports containing financial statements for the separate account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If your state allows, you may have added a Single Premium Immediate Annuity Rider ("SPIAR") to your policy. This rider would provide you with a fixed income for a period of ten years. If you are the insured and you die before the period ends, we'll pay the rider value in a lump sum to the beneficiary under the policy. For tax purposes, this payment won't be considered part of the life insurance death benefit.

If you surrender the rider before the end of the period, we'll pay you the rider value over five years or apply it to a lifetime income for you, as you choose.

If you are not the insured and you die before the income period ends, we'll pay the remaining payments to the new owner.

If you change the owner of the policy, we will change the owner of the SPIAR to the new owner of the policy.

If the policy ends because the insured dies (where you are not the insured), because we terminate the policy, or because you've cancelled it for its net cash surrender value, we'll continue the annuity under the same terms but under a separate written agreement. You can also choose one of the options available upon surrender of the rider.

The rider won't have any effect on your policy's loan value.

We hold the reserves for this rider in our general account.

If you pledge, assign, or gift a policy with a SPIAR, you may have tax consequences. We advise you to consult your tax advisor prior to effecting an assignment, pledge or gift of such a policy. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Consequences."

                             MORE ABOUT THE POLICY

USING THE POLICY

OWNERSHIP. The policy owner is the insured, unless someone other than the insured has been named as the owner in the application. The policy owner has all rights and options described in the policy.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the policy and have all your rights. If you don't name a contingent owner, your estate will then own your interest in the policy at your death.

If there is more than one policy owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the policy's investment base by phone if the owner provides the personal identification number as well as the policy number. One policy owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which policy owners are entitled under the policy.

CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the policy. The new owner will have all rights and options described in the policy. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

ASSIGNING THE POLICY AS COLLATERAL. You may assign the policy as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the policy on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when you exercise certain policy rights and options. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED. Subject to certain requirements, you may request a change of insured once each policy year. We must receive a written request signed by you and the proposed new insured. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the policy cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the policy processing date on or next following the date of approval, provided the new insured is still living at that time and the policy is still in force.

We will change the policy as follows on the effective date:

    - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the policy date);

    - the guaranteed maximum mortality rates will be those in effect on the policy date for the new insured's issue age, sex and underwriting class;

    - we will deduct a charge for changing the insured from the policy's investment base on the effective date. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500;

    - the variable insurance amount will reflect the change of insured; and

    - the policy's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class.

MATURITY PROCEEDS. The maturity date is the policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the policy is in effect.

WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, loans and net cash surrender value on cancellation within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

    - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

    - trading on the New York Stock Exchange is restricted; or

    - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

    - the Securities and Exchange Commission by order so permits for the protection of policy owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

SIGNATURE GUARANTEES. In order for you to make certain policy transactions and changes, we may require that your signature be guaranteed. Your signature can only be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange.

Currently, we may require a signature guarantee on:

    - written requests for cash surrenders or policy loans;

    - change of owner;

    - multiple owner form; and

    - telephone authorization forms if not submitted with your application.

PERSONAL IDENTIFICATION CODE. We will send you a four-digit personal identification code shortly after the policy is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the policy, to make a loan (if an authorization is on file), or to make other requests.

REALLOCATING THE INVESTMENT BASE. Policy owners can reallocate their investment base either in writing in a form satisfactory to us or by telephone. If you request the reallocation by telephone, you must give your personal identification code as well as your policy number. We will give a confirmation number over the telephone and then follow up in writing.

REQUESTING A LOAN. You may request a loan in writing or, if all required forms are on file with us, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your policy number, name and personal identification code, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request.

TELEPHONE REQUESTS. A telephone request for a loan or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER POLICY PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount, guarantee period, or any other policy benefit is wrong. We will pay what the premium would have bought for the true age or sex assuming the same guarantee period.

INCONTESTABILITY. We will rely on statements made in the applications. Legally they are considered representations, not warranties. We can contest the validity of a policy if any material misstatements are made in the application. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a policy after it has been in effect during the insured's lifetime for two years from the date of issue. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date we received and accepted the payment.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the policy's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made. If the insured commits suicide within two years of any date we receive and accept an additional payment, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment. The death benefit will be reduced by any loan debt.

POLICY CHANGES -- APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the policy must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. We reserve the right to make changes in the policy or its riders or to make distributions from the policy to the extent necessary to continue to qualify the policy as life insurance. Any changes will apply uniformly to all policies that are affected and you will be given advance written notice of such changes.

DIVIDENDS. Our variable life insurance policies are non-participating. This means that they don't provide for dividends. Investment results under these variable life policies are reflected in benefits.

STATE VARIATIONS. Certain policy features are subject to state variation. You should read your policy carefully to determine whether any variations apply in the state in which the policy is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the sales load, first-year administrative expense, mortality cost, and the minimum payment, and may modify underwriting classifications.

Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the policies are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a policy or additional payment is approved. Our current rules call for reductions resulting in a sales load of not more than 3% of the premium. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The policies offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the policy pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these policies.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and policy benefits for policies issued on the lives of their residents. (Previously, certain policies we issue on the life of a Massachusetts resident were also issued on a unisex basis.) Therefore, policies offered in this Prospectus to insure residents of Montana will have payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should consult the policy.

SELLING THE POLICIES

MLPF&S is the principal underwriter of the policy. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity policies we issue, as well as variable life insurance and variable annuity policies issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

We have companion sales agreements with MLPF&S and various Merrill Lynch Life Agencies. Under these agreements, financial consultants of MLPF&S solicit applications for the policies. The financial consultants are authorized under applicable state regulations to sell variable life insurance as insurance agents.

The maximum commission as a percentage of a premium payable to financial consultants will, in no event, exceed 3.1%. Additional annual compensation of no more than .13% of the investment base may also be paid to your financial consultant. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements. The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to financial consultants is 7% of each premium paid and .10% of the investment base.

The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1998, December 31, 1997, and December 31, 1996 were $190,553, $273,924, and $634,950, respectively.

TAX CONSIDERATIONS

INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal tax purposes, this policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code. The
Section 7702 definition can be met if a life insurance policy satisfies either one of two tests that are contained in that section. The manner in which these tests should be applied to certain innovative features of the policy offered by this prospectus is not directly addressed by Section 7702 or the proposed regulations issued thereunder. The presence of these innovative policy features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to this policy.

Nevertheless, we believe that the policy offered by this prospectus qualifies as a life insurance contract for Federal tax purposes. This means that:

    - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code; and

    - the policyowner should not be considered in constructive receipt of the policy's cash surrender value, including any increases, until actual cancellation of the policy.

We have reserved the right to make changes in this policy if such changes are deemed necessary to assure its qualification as a life insurance contract for tax purposes (see "Policy Changes--Applicable Federal Tax Law").

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a policy must be "adequately diversified" for it to qualify as a life insurance policy under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer policy accumulation values have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over variable account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the policy.

The following discussion assumes that the policy will qualify as a life insurance policy for Federal income tax purposes.

POLICY LOANS. Under current law policy loans are considered indebtedness of a policyowner and no part of a loan constitutes income to an owner. However, any interest paid on policy loans for single premium policies will not be tax-deductible.

TAX TREATMENT OF POLICY LOANS AND OTHER DISTRIBUTIONS. Federal Tax Laws establishes a class of life insurance policies referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of premiums that can be paid into a contract each year in the first seven contract years in order to avoid modified endowment contract treatment.

Loans from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the policyowner. All pre-death distributions (including loans, capitalized interest, surrenders, and collateral assignments) from these policies will be included in gross income on an income first basis to the extent of any income in the policy immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, capitalized interest, and surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2 because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.

These provisions apply to policies entered into on or after June 21, 1988. However, a policy that is not originally classified as a modified endowment contract can become so classified if a material change is made in the policy at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation. Certain changes made to your policy may cause it to become subject to these provisions. We believe that these changes include your contractual right to make certain additional premium payments. You may choose not to exercise this right in order to preserve your policy's current tax treatment.

If you do preserve your policy's current tax treatment, policy loans will be considered your indebtedness and no part of a policy loan will constitute income to you. However, a lapse of a policy with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the policy and may be taxable. Pre-death distributions will generally not be included in gross income to the extent that the amount received does not exceed your investment in the policy.

Any policy received in exchange for a modified endowment contract is considered a modified endowment contract.

If there is any borrowing against your policy, whether a modified endowment contract or not, the interest paid on loans is not tax deductible.

AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. In the case of a pre-death distribution (including loans, collateral assignments, capitalized interest, and surrenders) from a policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if we or any of our affiliates issue to the same policyowner more than one modified endowment contract during a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all such contracts will be aggregated and attributed to that distribution.

TAXATION OF SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If a SPIAR was added to the policy at issue to make the payments on the policy, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount expected to be paid by us under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by us, the remaining income in the annuity rider will be taxed just as in the case of life insurance policies.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the policyowners or beneficiary.

The SPIAR does not exist independently of a policy. Accordingly, there are tax consequences if a policy with a SPIAR is assigned, transferred by gift, or pledged. An owner of a policy with a SPIAR is advised to consult a tax advisor prior to effecting an assignment, gift or pledge of the policy.

OTHER TRANSACTIONS. Changing the owner or the insured may have tax consequences. Exchanging this policy for another involving the same insured will have no tax consequences if there is no loan debt and no cash or other property is received, according to Section 1035(a)(1) of the Internal Revenue Code. In addition, exchanging this policy for more than one policy, or exchanging this policy and one or more other policies for a single policy, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such policies involve the same insured(s). Any new policy or policies would have to satisfy the 7-pay test from the date of exchange to avoid characterization as a modified endowment contract. In addition, any exchange for a new policy or policies may result in a loss of grandfathering status for statutory changes made after the old policy or policies were issued. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

OTHER TAXES. Federal estate and state and local estate, inheritance and other taxes depend upon your or the beneficiary's specific situation.

OWNERSHIP OF POLICIES BY NON-NATURAL PERSONS. The above discussion of the tax consequences arising from the purchase, ownership, and transfer of a policy has assumed that the owner of the policy consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as policy loans.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business should consult a tax advisor regarding possible tax consequences associated with a policy prior to the acquisition of this policy and also before entering into any subsequent changes to or transactions under this policy.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the policy.

We don't make any guarantee regarding the tax status of any policy or any transaction regarding the policy.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE INSURANCE COMPANY'S INCOME TAXES

FEDERAL INCOME TAXES. We don't expect to incur any Federal income tax liability that would be chargeable to the separate account. As a result we do not currently deduct charges for Federal income taxes from the separate account.

Changes in Federal tax treatment of variable life insurance or in our tax status may mean that we will have to pay Federal income taxes chargeable to the separate account in the future. If we make a charge for taxes, we expect to accumulate it daily and transfer it from each investment division and into the general account monthly. We would keep any investment earnings on any tax charges accumulated in an investment division.

Any tax charges we impose will not apply to policies issued in connection with qualified pension arrangements.

STATE AND LOCAL INCOME TAXES. Under current laws, we may incur state and local income taxes (in addition to premium taxes) in several states, although these taxes are not significant. If the amount of these taxes changes substantially, we may make charges to the separate account.

REINSURANCE

We have to reinsured some of the risks assumed under the policies.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND
  ACCUMULATED PAYMENTS

    The tables below demonstrate the way in which the policy works. The tables are based on the following ages, face amounts, payments and guarantee periods.

    1. The illustration on page 41 is for a policy issued to a male age 5 in the standard-simplified underwriting class with a single payment of $5,000, a face amount of $40,057 and a guarantee period for life.

    2. The illustration on page 42 is for a policy issued to a male age 40 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $28,477 and a guarantee period for life.

    3. The illustration on page 43 is for a policy issued to a male age 55 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $18,386 and a guarantee period for life.

    4. The illustration on page 44 is for a policy issued to a female age 65 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $16,308 and a guarantee period for life.

    5. The illustration on page 45 is for a policy issued to a male age 40 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $123,712 and a guarantee period of 15 years. This illustration also demonstrates the effects of additional payments.

The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (I.E., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 4%, 8% and 12%.

The death benefit, investment base and cash surrender value for a policy would be different from those shown if the actual rates of return averaged 0%, 4%, 8% and 12% over a period of years, but also fluctuated above or below those averages for individual policy years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each policy year take into account the daily asset charge in the Separate Account equivalent to .60% (annually at the beginning of the year) of assets attributable to the policies at the beginning of the year.

The amounts shown in the tables also assume an additional charge of .58%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1998 expenses (including monthly advisory fees) for the Funds, and the current trust charge. This charge also reflects expense reimbursements made in 1998 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .17%, .13%, .03% and
 .35% of the average daily net assets of the Developing Capital Markets Focus Fund, the Natural Resources Portfolio, the Alliance Premier Growth Portfolio, and the Alliance Quasar Portfolio, respectively. (See "Charges to Fund Assets".) The actual charge under a policy for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .60% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 4%, 8% and 12% correspond to net annual rates of--1.18%, 2.8%, 6.78% and 10.75%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 4%, 8% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 4% or 8% or 12% to cover any tax charges.

The second column of the tables shows the amount which would accumulate if an amount equal to the single premium was invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class. In addition, if a purchase is made, a personal illustration will be included at the delivery of a policy reflecting the insured's actual underwriting class.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 5
        $5,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $40,057      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                          TOTAL                         END OF YEAR
                                                         PREMIUMS                    DEATH BENEFIT (2)
                                                        PAID PLUS         ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                      INTEREST AT 5%            ANNUAL INVESTMENT RETURN OF
                                                       AS OF END OF    ----------------------------------------------
END OF POLICY YEAR                    PAYMENTS (1)         YEAR           0%         4%          8%          12%
------------------------------------  -------------  ----------------  ---------  ---------  ----------  ------------
1...................................    $   5,000       $    5,250     $  40,057  $  40,057  $   41,328  $     42,980
2...................................            0            5,513        40,057     40,057      42,607        46,054
3...................................            0            5,788        40,057     40,057      43,897        49,289
4...................................            0            6,078        40,057     40,057      45,199        52,700
5...................................            0            6,381        40,057     40,057      46,514        56,298
6...................................            0            6,700        40,057     40,057      47,844        60,098
7...................................            0            7,036        40,057     40,057      49,191        64,114
8...................................            0            7,387        40,057     40,057      50,555        68,363
9...................................            0            7,757        40,057     40,057      51,939        72,863
10..................................            0            8,144        40,057     40,057      53,344        77,630
15..................................            0           10,395        40,057     40,057      60,877       106,418
20..................................            0           13,266        40,057     40,057      69,471       145,874
30..................................            0           21,610        40,057     40,057      90,452       273,963
60..................................            0           93,396        40,057     40,057     199,770     1,817,512

                                                                                                 END OF YEAR
                                                        END OF YEAR                        CASH SURRENDER VALUE (2)
                                                    INVESTMENT BASE (2)                  ASSUMING HYPOTHETICAL GROSS
                                          ASSUMING HYPOTHETICAL GROSS (AFTER TAX)                (AFTER TAX)
                                                ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
                                       ----------------------------------------------  --------------------------------
END OF POLICY YEAR                        0%         4%          8%          12%          0%         4%          8%
-------------------------------------  ---------  ---------  ----------  ------------  ---------  ---------  ----------
1....................................  $   4,848  $   5,046  $    5,243  $      5,440  $   4,533  $   4,731  $    4,928
2....................................      4,700      5,095       5,503         5,926      4,420      4,815       5,223
3....................................      4,555      5,147       5,780         6,460      4,310      4,902       5,535
4....................................      4,413      5,202       6,076         7,050      4,203      4,992       5,866
5....................................      4,275      5,261       6,393         7,700      4,100      5,086       6,218
6....................................      4,138      5,321       6,729         8,416      3,998      5,181       6,589
7....................................      4,002      5,382       7,085         9,202      3,897      5,277       6,980
8....................................      3,865      5,442       7,460        10,063      3,795      5,372       7,390
9....................................      3,725      5,498       7,851        11,000      3,690      5,463       7,816
10...................................      3,581      5,551       8,260        12,021      3,581      5,551       8,260
15...................................      2,986      5,947      10,803        18,885      2,986      5,947      10,803
20...................................      2,398      6,370      14,183        29,782      2,398      6,370      14,183
30...................................      1,395      7,502      25,194        76,308      1,395      7,502      25,194
60...................................          0      8,221     128,593     1,169,947          0      8,221     128,593


END OF POLICY YEAR                         12%
-------------------------------------  ------------
1....................................  $      5,125
2....................................         5,646
3....................................         6,215
4....................................         6,840
5....................................         7,525
6....................................         8,276
7....................................         9,097
8....................................         9,993
9....................................        10,965
10...................................        12,021
15...................................        18,885
20...................................        29,782
30...................................        76,308
60...................................     1,169,947

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $28,477      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                            TOTAL                        END OF YEAR
                                                           PREMIUMS                   DEATH BENEFIT (2)
                                                          PAID PLUS        ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                        INTEREST AT 5%           ANNUAL INVESTMENT RETURN OF
                                                              AS         -------------------------------------------
END OF POLICY YEAR                       PAYMENTS (1)   OF END OF YEAR      0%         4%         8%         12%
---------------------------------------  ------------  ----------------  ---------  ---------  ---------  ----------
1......................................   $   10,000      $   10,500     $  28,477  $  28,477  $  29,379  $   30,553
2......................................            0          11,025        28,477     28,477     30,287      32,734
3......................................            0          11,576        28,477     28,477     31,203      35,032
4......................................            0          12,155        28,477     28,477     32,127      37,453
5......................................            0          12,763        28,477     28,477     33,061      40,008
6......................................            0          13,401        28,477     28,477     34,006      42,707
7......................................            0          14,071        28,477     28,477     34,962      45,561
8......................................            0          14,775        28,477     28,477     35,931      48,580
9......................................            0          15,513        28,477     28,477     36,915      51,777
10.....................................            0          16,289        28,477     28,477     37,913      55,165
15.....................................            0          20,789        28,477     28,477     43,267      75,620
20.....................................            0          26,533        28,477     28,477     49,379     103,679
25.....................................            0          33,864        28,477     28,477     56,359     142,176
30.....................................            0          43,219        28,477     28,477     64,333     195,011

                                                          END OF YEAR                                  END OF YEAR
                                                      INVESTMENT BASE (2)                       CASH SURRENDER VALUE (2)
                                            ASSUMING HYPOTHETICAL GROSS (AFTER TAX)      ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                  ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
                                          -------------------------------------------  -------------------------------------------
END OF POLICY YEAR                           0%         4%         8%         12%         0%         4%         8%         12%
----------------------------------------  ---------  ---------  ---------  ----------  ---------  ---------  ---------  ----------
1.......................................  $   9,738  $  10,134  $  10,530  $   10,925  $   9,108  $   9,504  $   9,900  $   10,295
2.......................................      9,473     10,267     11,087      11,938      8,913      9,707     10,527      11,378
3.......................................      9,206     10,397     11,674      13,046      8,716      9,907     11,184      12,556
4.......................................      8,936     10,526     12,291      14,258      8,516     10,106     11,871      13,838
5.......................................      8,664     10,651     12,939      15,584      8,314     10,301     12,589      15,234
6.......................................      8,388     10,774     13,620      17,033      8,108     10,494     13,340      16,753
7.......................................      8,109     10,893     14,335      18,618      7,899     10,683     14,125      18,408
8.......................................      7,826     11,010     15,087      20,349      7,686     10,870     14,947      20,209
9.......................................      7,541     11,123     15,878      22,243      7,471     11,053     15,808      22,173
10......................................      7,252     11,232     16,708      24,310      7,252     11,232     16,708      24,310
15......................................      6,066     12,054     21,885      38,251      6,066     12,054     21,885      38,251
20......................................      4,667     12,689     28,341      59,507      4,667     12,689     28,341      59,507
25......................................      3,016     13,054     36,279      91,520      3,016     13,054     36,279      91,520
30......................................      1,033     13,005     45,783     138,782      1,033     13,005     45,783     138,782

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 55
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $18,386      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                            TOTAL                        END OF YEAR
                                                           PREMIUMS                   DEATH BENEFIT (2)
                                                          PAID PLUS        ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                        INTEREST AT 5%           ANNUAL INVESTMENT RETURN OF
                                                              AS         -------------------------------------------
END OF POLICY YEAR                       PAYMENTS (1)   OF END OF YEAR      0%         4%         8%         12%
---------------------------------------  ------------  ----------------  ---------  ---------  ---------  ----------
1......................................   $   10,000      $   10,500     $  18,386  $  18,386  $  18,969  $   19,727
2......................................            0          11,025        18,386     18,386     19,556      21,139
3......................................            0          11,576        18,386     18,386     20,149      22,626
4......................................            0          12,155        18,386     18,386     20,748      24,194
5......................................            0          12,763        18,386     18,386     21,353      25,848
6......................................            0          13,401        18,386     18,386     21,965      27,597
7......................................            0          14,071        18,386     18,386     22,585      29,445
8......................................            0          14,775        18,386     18,386     23,213      31,401
9......................................            0          15,513        18,386     18,386     23,850      33,472
10.....................................            0          16,289        18,386     18,386     24,497      35,666
15.....................................            0          20,789        18,386     18,386     27,963      48,921
20.....................................            0          26,533        18,386     18,386     31,921      67,115
30.....................................            0          43,219        18,386     18,386     41,614     126,423

                                                          END OF YEAR                                  END OF YEAR
                                                      INVESTMENT BASE (2)                       CASH SURRENDER VALUE (2)
                                                  ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
                                                  ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
                                          -------------------------------------------  -------------------------------------------
END OF POLICY YEAR                           0%         4%         8%         12%         0%         4%         8%         12%
----------------------------------------  ---------  ---------  ---------  ----------  ---------  ---------  ---------  ----------
1.......................................  $   9,690  $  10,085  $  10,480  $   10,874  $   9,060  $   9,455  $   9,850  $   10,244
2.......................................      9,375     10,165     10,979      11,822      8,815      9,605     10,419      11,262
3.......................................      9,056     10,239     11,499      12,853      8,566      9,749     11,009      12,363
4.......................................      8,733     10,306     12,041      13,971      8,313      9,886     11,621      13,551
5.......................................      8,405     10,368     12,606      15,186      8,055     10,018     12,256      14,836
6.......................................      8,074     10,423     13,193      16,504      7,794     10,143     12,913      16,224
7.......................................      7,737     10,471     13,803      17,932      7,527     10,261     13,593      17,722
8.......................................      7,394     10,509     14,436      19,479      7,254     10,369     14,296      19,339
9.......................................      7,045     10,538     15,092      21,152      6,975     10,468     15,022      21,082
10......................................      6,688     10,556     15,769      22,959      6,688     10,556     15,769      22,959
15......................................      5,135     10,839     19,900      34,815      5,135     10,839     19,900      34,815
20......................................      3,363     10,827     24,754      52,046      3,363     10,827     24,754      52,046
30......................................          0      9,539     36,435     110,689          0      9,539     36,435     110,689

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 65
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $16,308      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                             TOTAL                       END OF YEAR
                                                            PREMIUMS                  DEATH BENEFIT (2)
                                                           PAID PLUS       ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                         INTEREST AT 5%          ANNUAL INVESTMENT RETURN OF
                                                               AS         ------------------------------------------
END OF POLICY YEAR                        PAYMENTS (1)   OF END OF YEAR      0%         4%         8%         12%
----------------------------------------  ------------  ----------------  ---------  ---------  ---------  ---------
1.......................................   $   10,000      $   10,500     $  16,308  $  16,308  $  16,826  $  17,499
2.......................................            0          11,025        16,308     16,308     17,347     18,751
3.......................................            0          11,576        16,308     16,308     17,873     20,071
4.......................................            0          12,155        16,308     16,308     18,405     21,462
5.......................................            0          12,763        16,308     16,308     18,941     22,930
6.......................................            0          13,401        16,308     16,308     19,485     24,482
7.......................................            0          14,071        16,308     16,308     20,035     26,122
8.......................................            0          14,775        16,308     16,308     20,592     27,857
9.......................................            0          15,513        16,308     16,308     21,157     29,695
10......................................            0          16,289        16,308     16,308     21,731     31,642
15......................................            0          20,789        16,308     16,308     24,807     43,405
20......................................            0          26,533        16,308     16,308     28,321     59,559

                                                            END OF YEAR                                 END OF YEAR
                                                        INVESTMENT BASE (2)                       CASH SURRENDER VALUE (2)
                                                    ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
                                                    ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
                                             ------------------------------------------  ------------------------------------------
END OF POLICY YEAR                              0%         4%         8%         12%        0%         4%         8%         12%
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
1..........................................  $   9,680  $  10,076  $  10,470  $  10,864  $   9,050  $   9,446  $   9,840  $  10,234
2..........................................      9,356     10,146     10,959     11,601      8,796      9,586     10,399     11,241
3..........................................      9,029     10,211     11,469     12,818      8,539      9,721     10,979     12,328
4..........................................      8,700     10,271     12,001     13,925      8,280      9,851     11,581     13,505
5..........................................      8,369     10,327     12,557     15,128      8,019      9,977     12,207     14,778
6..........................................      8,035     10,378     13,138     16,435      7,755     10,098     12,858     16,155
7..........................................      7,697     10,423     13,742     17,854      7,487     10,213     13,532     17,644
8..........................................      7,352     10,458     14,369     19,389      7,212     10,318     14,229     19,249
9..........................................      6,999     10,481     15,014     21,045      6,929     10,411     14,944     20,975
10.........................................      6,636     10,491     15,677     22,827      6,636     10,491     15,677     22,827
15.........................................      5,011     10,683     19,646     34,375      5,011     10,683     19,646     34,375
20.........................................      3,127     10,517     24,170     50,830      3,127     10,517     24,170     50,830

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
         FACE AMOUNT: $123,712      GUARANTEE PERIOD AT ISSUE: 15 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                        TOTAL                         END OF YEAR
                                                       PREMIUMS                    DEATH BENEFIT (2)
                                                      PAID PLUS         ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                    INTEREST AT 5%            ANNUAL INVESTMENT RETURN OF
                                                          AS         ----------------------------------------------
END OF POLICY YEAR                   PAYMENTS (1)   OF END OF YEAR       0%          4%          8%         12%
-----------------------------------  ------------  ----------------  ----------  ----------  ----------  ----------
1..................................   $   10,000     $     10,500    $  123,712  $  123,712  $  123,712  $  123,712
2..................................        1,500           12,600       123,712     123,712     123,712     123,712
3..................................        1,500           14,805       123,712     123,712     123,712     123,712
4..................................        1,500           17,120       123,712     123,712     123,712     123,712
5..................................        1,500           19,551       123,712     123,712     123,712     123,712
6..................................        1,500           22,104       123,712     123,712     123,712     123,712
7..................................        1,500           24,784       123,712     123,712     123,712     123,712
8..................................        1,500           27,598       123,712     123,712     123,712     123,712
9..................................        1,500           30,553       123,712     123,712     123,712     123,712
10.................................        1,500           33,656       123,712     123,712     123,712     123,712
15.................................        1,500           51,657       123,712     123,712     123,712     139,259
20.................................        1,500           74,632       123,712     123,712     123,712     207,626
25.................................        1,500          103,954       123,712     123,712     131,827     299,503
30.................................            0          132,675             *     123,712     150,627     411,064

                                                     END OF YEAR                                   END OF YEAR
                                                 INVESTMENT BASE (2)                         CASH SURRENDER VALUE (2)
                                             ASSUMING HYPOTHETICAL GROSS                   ASSUMING HYPOTHETICAL GROSS
                                             ANNUAL INVESTMENT RETURN OF                   ANNUAL INVESTMENT RETURN OF
                                     --------------------------------------------  --------------------------------------------
END OF POLICY YEAR                      0%         4%          8%         12%         0%         4%          8%         12%
-----------------------------------  ---------  ---------  ----------  ----------  ---------  ---------  ----------  ----------
1..................................  $   9,364  $   9,755  $   10,146  $   10,538  $   8,734  $   9,125  $    9,518  $    9,908
2..................................     10,170     10,997      11,857      12,750      9,523     10,349      11,209      12,102
3..................................     10,923     12,229      13,641      15,158     10,268     11,574      12,985      14,503
4..................................     11,620     13,448      15,499      17,783     10,966     12,794      14,845      17,129
5..................................     12,257     14,649      17,435      20,647     11,614     14,006      16,793      20,004
6..................................     12,833     15,829      19,451      23,775     12,211     15,208      18,830      23,153
7..................................     13,349     16,989      21,556      27,200     12,759     16,398      20,966      26,610
8..................................     13,804     18,125      23,753      30,956     13,254     17,575      23,204      30,407
9..................................     14,200     19,239      26,054      35,086     13,701     18,740      25,555      34,587
10.................................     14,526     20,318      28,455      39,626     14,088     19,879      28,016      39,187
15.................................     15,416     25,459      42,679      70,880     14,977     25,020      42,240      70,441
20.................................     13,922     28,811      60,889     119,607     13,483     28,373      60,451     119,168
25.................................      9,022     28,857      85,297     193,232      8,584     28,418      84,859     192,793
30.................................          *     12,929     107,294     292,640          *     12,832     107,197     292,543

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

*   Additional payment will be required to prevent policy termination.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

    Our directors and executive officers and their positions with us are as follows:

NAME                                  POSITION(S) WITH THE COMPANY
------------------------------------  -----------------------------------------------------------------------
Anthony J. Vespa....................  Chairman of the Board, President, and Chief Executive Officer

Joseph E. Crowne, Jr................  Director, Senior Vice President, Chief Financial Officer, Chief
                                      Actuary, and Treasurer

Barry G. Skolnick...................  Director, Senior Vice President, General Counsel, and Secretary

David M. Dunford....................  Director, Senior Vice President, and Chief Investment Officer

Gail R. Farkas......................  Director and Senior Vice President

Robert J. Boucher...................  Senior Vice President, Variable Life Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.

None of our shares are owned by any of our officers or directors, as it is a wholly owned subsidiary of MLIG. Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT

We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the policies. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $43.2 million for the year ended December 31, 1998.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine policy liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems we or the other service providers use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are being devoted to this effort. It is difficult to predict whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the policies at current levels. In addition, we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we cannot give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS

Our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and of the Separate Account as of December 31, 1998 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.

Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, its authority to issue the policy, and the validity of the form of the policy have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel.

REGISTRATION STATEMENTS

We have filed a Registration statement with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the policy and its investment options. This Prospectus does not contain all of the information in the registration statement as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the policies.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Life Separate Account II (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company ( the "Company" ). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






February 4, 1999

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

ASSETS:                                                                    Cost                 Shares             Market Value
								  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $        395,462,870           395,462,870  $        395,462,870
  Intermediate Government Bond Portfolio                                   186,476,357            16,585,556           187,748,491
  Long-Term Corporate Bond Portfolio                                        89,436,669             7,638,473            90,974,218
  Capital Stock Portfolio                                                  206,835,456             9,358,278           252,954,268
  Growth Stock Portfolio                                                   239,493,336             8,787,861           322,514,512
  Multiple Strategy Portfolio                                              997,995,392            61,721,713         1,121,483,532
  High Yield Portfolio                                                      88,003,137             9,850,566            77,819,474
  Natural Resources Portfolio                                               11,417,307             1,310,868             8,992,556
  Global Strategy Portfolio                                                147,892,654             9,818,447           157,095,154
  Balanced Portfolio                                                        75,460,864             5,369,124            86,872,427
								  ---------------------                       ---------------------
									 2,438,474,042                               2,701,917,502
								  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                  5,465,443               360,870             6,163,661
  International Equity Focus Fund                                            6,199,932               625,946             6,685,106
  Global Bond Focus Fund                                                     2,405,794               243,479             2,410,445
  Basic Value Focus Fund                                                    38,956,082             2,685,922            39,402,475
  Developing Capital Markets Focus Fund                                      3,387,805               400,774             2,576,977
  Special Value Focus Fund                                                   8,420,951               386,324             7,707,156
  Index 500 Fund                                                            14,412,000             1,027,729            16,679,156
								  ---------------------                       ---------------------
									    79,248,007                                  81,624,976
								  ---------------------                       ---------------------
Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):
  Premier Growth Portfolio                                                  18,917,513               721,290            22,381,633
								  ---------------------                       ---------------------
									    18,917,513                                  22,381,633
								  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 6,033,523               320,841             6,888,457
  MFS Research Series                                                        4,581,695               268,315             5,111,397
								  ---------------------                       ---------------------
									    10,615,218                                  11,999,854
								  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                        7,254,926               321,398             8,436,691
  AIM V.I. Capital Appreciation Fund                                         1,837,551                79,302             1,998,421
								  ---------------------                       ---------------------
									     9,092,477                                  10,435,112
								  ---------------------                       ---------------------




															(continued)

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (continued)

									   Cost                 Units              Market Value
								  --------------------  --------------------- ---------------------

Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1999 Trust                                                             17,306,441            21,637,909            21,538,807
     2000 Trust                                                             16,102,008            20,247,739            19,298,323
     2001 Trust                                                             26,695,669            48,413,674            44,121,802
     2002 Trust                                                              7,098,602            10,344,255             8,988,950
     2003 Trust                                                             21,611,590            49,944,293            40,506,820
     2004 Trust                                                              5,068,391             7,819,014             6,171,626
     2005 Trust                                                             12,879,292            26,496,210            20,067,435
     2006 Trust                                                              4,751,515             8,464,634             6,225,569
     2007 Trust                                                              7,448,607            18,827,910            13,085,585
     2008 Trust                                                             11,368,108            32,749,285            21,140,974
     2009 Trust                                                              5,194,697            15,278,219             9,314,824
     2010 Trust                                                              6,846,168            14,137,055             8,027,303
     2011 Trust                                                              1,261,068             3,352,970             1,808,894
     2013 Trust                                                                991,564             2,872,192             1,363,487
     2014 Trust                                                             18,566,568            43,523,085            19,220,229
								  ---------------------                       ---------------------
									   163,190,288                                 240,880,628
								  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $      2,719,537,545                               3,069,239,705
								  =====================                       ---------------------


LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                         26,453,113
													      ---------------------
  TOTAL LIABILITIES                                                                                                     26,453,113
													      ---------------------
  NET ASSETS                                                                                                  $      3,042,786,592
													      =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

									   1998                  1997                  1996
								  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $        321,150,328  $        176,227,584  $        227,773,709
 Mortality and Expense Charges (Note 3)                                    (17,510,372)          (17,016,044)          (16,019,207)
 Transaction Charges (Note 3)                                                 (824,591)             (947,805)           (1,107,972)
								  --------------------- --------------------- ---------------------
   Net Investment Income                                                   302,815,365           158,263,735           210,646,530
								  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses) on Investments:
  Net Realized Gains                                                        52,231,626            67,234,138            49,679,613
  Net Change in Unrealized Gains (Losses)                                  (32,996,170)          167,676,700            (9,165,154)
								  --------------------- --------------------- ---------------------
   Net Gain on Investments                                                  19,235,456           234,910,838            40,514,459
								  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                 322,050,821           393,174,573           251,160,989
								  --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                                   3,482,872             4,950,624             8,662,019
 Transfers of Policy Loading, Net (Note 3)                                  (1,324,685)           (6,035,984)          (10,715,483)
 Transfers Due to Deaths                                                   (39,819,853)          (43,538,236)          (28,915,284)
 Transfers Due to Other Terminations                                       (90,700,621)         (101,614,610)          (86,971,795)
 Transfers Due to Policy Loans                                             (37,691,032)          (37,908,300)          (46,911,839)
 Transfers of Cost of Insurance                                            (49,969,775)          (46,195,634)          (41,882,708)
 Transfers of Loan Processing Charges                                       (5,473,279)           (5,517,788)           (5,817,667)
								  --------------------- --------------------- ---------------------
  Decrease in Net Assets
    Resulting from Principal Transactions                                 (221,496,373)         (235,859,928)         (212,552,757)
								  --------------------- --------------------- ---------------------

Increase in Net Assets                                                     100,554,448           157,314,645            38,608,232
Net Assets Beginning Balance                                             2,942,232,144         2,784,917,499         2,746,309,267
								  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $      3,042,786,592  $      2,942,232,144  $      2,784,917,499
								  ===================== ===================== =====================

See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Life Separate Account II ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-seven investment divisions(thirty-eight during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

     Merrill Lynch Variable Series Funds, Inc: Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable funds is MLAM.

     Alliance Variable Products Series Fund, Inc.:One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the fund of the Alliance Variable Fund is Alliance Capital Management L.P.

     MFS Variable Insurance Trust : Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.

     AIM Variable Insurance Funds: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. (" AIM Variable Funds "). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

     The Merrill Lynch Fund of Stripped ("Zero") U.S.Treasury
     Securities , Series  A  through  K :   Fifteen  of  the
     investment divisions ( sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped (" Zero") U.S. Treasury Securities, Series A through K ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay
     expenses   of  the  trust .  Merrill  Zero  Trusts  are
     sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. (" MLPF&S"), a wholly - owned subsidiary of Merrill Lynch & Co.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2. SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges to cover these risks. The daily charges vary by Contract form and are equal to a rate of .5% to .9% (on an annual basis) of the net assets for Contract owners.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through the tenth Contract anniversaries. The deductions are for (1) premiums for optional benefits
   (2) additional premiums for extra mortality risks, (3) sales load, (4) administrative expenses, (5) state premium taxes and (6) a risk charge for the guaranteed minimum death benefit.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4. OTHER

   Effective following the close of business on August 15, 1997,the Equity Growth Fund was renamed the Special Value
   Focus Fund. The Fund's investment objective was not modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $        321,150,328  $         20,678,114  $         11,475,201  $          5,926,204
 Mortality and Expense Charges                       (17,510,372)           (2,249,595)           (1,030,845)             (524,731)
 Transaction Charges                                    (824,591)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                       302,815,365            18,428,519            10,444,356             5,401,473
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          52,231,626                     0              (600,422)             (269,151)
 Net Change in Unrealized Gains (Losses)             (32,996,170)                    0             4,453,077             1,724,133
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      19,235,456                     0             3,852,655             1,454,982
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           322,050,821            18,428,519            14,297,011             6,856,455
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             3,482,872               555,705               114,665               162,859
 Transfers of Policy Loading, Net                     (1,324,685)             (244,326)              (89,096)              (85,645)
 Transfers Due to Deaths                             (39,819,853)           (4,820,301)           (4,442,359)           (3,528,512)
 Transfers Due to Other Terminations                 (90,700,621)          (23,048,228)           (4,916,714)           (3,085,640)
 Transfers Due to Policy Loans                       (37,691,032)           (2,912,946)           (1,694,516)           (1,194,310)
 Transfers of Cost of Insurance                      (49,969,775)           (7,457,822)           (3,212,738)           (1,647,093)
 Transfers of Loan Processing Charges                 (5,473,279)           (1,182,832)             (308,332)             (188,169)
 Transfers Among Investment Divisions                          0            38,073,723            12,218,112               802,692
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions            (221,496,373)           (1,037,027)           (2,330,978)           (8,763,818)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    100,554,448            17,391,492            11,966,033            (1,907,363)
Net Assets Beginning Balance                       2,942,232,144           352,371,762           175,784,547            92,837,342
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $      3,042,786,592  $        369,763,254  $        187,750,580  $         90,929,979
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         30,927,009  $         46,256,867  $        151,199,931  $          8,760,965
 Mortality and Expense Charges                        (1,436,412)           (1,588,346)           (6,531,140)             (526,424)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        29,490,597            44,668,521           144,668,791             8,234,541
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           1,706,117            11,954,687            11,189,802              (974,358)
 Net Change in Unrealized Gains (Losses)               1,569,698            30,827,591           (48,157,613)          (11,945,860)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       3,275,815            42,782,278           (36,967,811)          (12,920,218)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            32,766,412            87,450,799           107,700,980            (4,685,677)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               470,411               683,266               572,128                75,167
 Transfers of Policy Loading, Net                       (127,810)             (122,883)             (280,850)              (37,405)
 Transfers Due to Deaths                              (4,111,483)           (1,741,038)          (13,332,620)           (1,716,016)
 Transfers Due to Other Terminations                  (7,272,716)           (7,583,699)          (26,960,777)           (2,526,549)
 Transfers Due to Policy Loans                        (3,435,978)           (5,837,705)          (16,638,598)             (554,991)
 Transfers of Cost of Insurance                       (3,932,588)           (4,166,919)          (18,102,289)           (1,568,731)
 Transfers of Loan Processing Charges                   (382,319)             (490,222)           (1,669,708)             (177,326)
 Transfers Among Investment Divisions                 (4,837,855)           12,016,644           (24,176,895)           (5,916,293)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions             (23,630,338)           (7,242,556)         (100,589,609)          (12,422,144)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,136,074            80,208,243             7,111,371           (17,107,821)
Net Assets Beginning Balance                         243,746,955           242,259,653         1,114,165,000            95,117,051
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        252,883,029  $        322,467,896  $      1,121,276,371  $         78,009,230
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            295,735  $         28,859,400  $          7,796,601  $            369,297
 Mortality and Expense Charges                           (65,299)           (1,009,977)             (503,589)              (31,109)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           230,436            27,849,423             7,293,012               338,188
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (861,047)              226,854               813,943               575,857
 Net Change in Unrealized Gains (Losses)                (894,630)          (14,358,244)            2,025,583               144,165
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      (1,755,677)          (14,131,390)            2,839,526               720,022
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            (1,525,241)           13,718,033            10,132,538             1,058,210
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               (32,124)              329,419               223,756              (118,070)
 Transfers of Policy Loading, Net                        (10,607)             (124,001)              (62,361)               (1,556)
 Transfers Due to Deaths                                (140,807)           (2,671,667)             (713,815)               (1,695)
 Transfers Due to Other Terminations                    (202,118)           (4,528,086)           (2,599,930)             (261,846)
 Transfers Due to Policy Loans                           (59,308)               93,652              (977,153)              (78,949)
 Transfers of Cost of Insurance                         (195,114)           (2,702,639)           (1,384,923)              (80,351)
 Transfers of Loan Processing Charges                    (27,036)             (303,009)             (133,352)               (9,606)
 Transfers Among Investment Divisions                 (2,151,088)          (25,003,853)            1,569,260               611,261
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (2,818,202)          (34,910,184)           (4,078,518)               59,188
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     (4,343,443)          (21,192,151)            6,054,020             1,117,398
Net Assets Beginning Balance                          13,183,328           178,261,257            80,822,630             5,044,984
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          8,839,885  $        157,069,106  $         86,876,650  $          6,162,382
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            633,707  $             57,468  $          4,933,777  $             67,994
 Mortality and Expense Charges                           (43,831)               (6,852)             (229,235)              (22,837)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           589,876                50,616             4,704,542                45,157
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          (1,339,664)               46,244               (29,666)           (1,573,036)
 Net Change in Unrealized Gains (Losses)               1,244,281                  (844)           (2,208,967)              164,025
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         (95,383)               45,400            (2,238,633)           (1,409,011)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               494,493                96,016             2,465,909            (1,363,854)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                35,113                     0                70,734                16,106
 Transfers of Policy Loading, Net                         46,169                  (622)              (68,983)               (2,777)
 Transfers Due to Deaths                                  (4,251)                    0              (122,131)               (5,813)
 Transfers Due to Other Terminations                    (145,932)                 (327)             (983,077)             (116,926)
 Transfers Due to Policy Loans                           (84,776)              (28,995)             (393,756)              (14,940)
 Transfers of Cost of Insurance                         (102,625)              (22,471)             (681,065)              (33,195)
 Transfers of Loan Processing Charges                    (12,206)               (2,396)              (71,510)               (1,310)
 Transfers Among Investment Divisions                   (888,388)            1,904,807             7,414,298            (1,576,257)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (1,156,896)            1,849,996             5,164,510            (1,735,112)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                       (662,403)            1,946,012             7,630,419            (3,098,966)
Net Assets Beginning Balance                           7,246,058               463,870            31,674,335             5,675,151
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          6,583,655  $          2,409,882  $         39,304,754  $          2,576,185
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,818,795  $            515,219  $             11,772  $             41,223
 Mortality and Expense Charges                           (52,093)              (83,454)              (80,288)              (30,583)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,766,702               431,765               (68,516)               10,640
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          (2,087,273)              579,886             1,423,553               443,717
 Net Change in Unrealized Gains (Losses)                (333,085)            1,864,515             3,487,885               948,500
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      (2,420,358)            2,444,401             4,911,438             1,392,217
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (653,656)            2,876,166             4,842,922             1,402,857
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                65,817                10,854                35,369                40,962
 Transfers of Policy Loading, Net                         (3,934)               (5,494)               (4,940)                   41
 Transfers Due to Deaths                                 (59,874)             (135,263)                    0                     0
 Transfers Due to Other Terminations                    (494,849)              (60,016)             (202,870)             (104,667)
 Transfers Due to Policy Loans                          (164,639)             (440,700)              (23,246)             (172,836)
 Transfers of Cost of Insurance                         (147,166)             (246,788)             (283,236)              (84,714)
 Transfers of Loan Processing Charges                    (14,771)              (32,803)              (41,235)               (8,306)
 Transfers Among Investment Divisions                  1,482,866             5,812,842            13,107,698             3,096,665
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 663,450             4,902,632            12,587,540             2,767,145
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          9,794             7,778,798            17,430,462             4,170,002
Net Assets Beginning Balance                           7,694,905             8,896,987             4,735,075             2,660,813
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          7,704,699  $         16,675,785  $         22,165,537  $          6,830,815
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1998
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             85,951  $            385,764  $             53,334  $                  0
 Mortality and Expense Charges                           (25,034)              (36,291)              (10,111)              (32,049)
 Transaction Charges                                           0                     0                     0               (17,357)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            60,917               349,473                43,223               (49,406)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             235,100               139,588               (81,454)           13,149,461
 Net Change in Unrealized Gains (Losses)                 461,499             1,226,265               280,707           (12,886,503)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         696,599             1,365,853               199,253               262,958
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               757,516             1,715,326               242,476               213,552
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 6,472                12,006                 5,071                23,247
 Transfers of Policy Loading, Net                         (1,208)               (3,183)                 (591)               (4,103)
 Transfers Due to Deaths                                       0                     0                     0              (130,963)
 Transfers Due to Other Terminations                     168,252              (140,038)                1,283              (618,533)
 Transfers Due to Policy Loans                          (103,998)              (64,577)                1,734                35,724
 Transfers of Cost of Insurance                          (62,638)              (99,492)              (29,088)              116,216
 Transfers of Loan Processing Charges                     (5,099)               (8,382)               (2,609)               27,635
 Transfers Among Investment Divisions                  1,703,313             3,515,520               407,169           (43,723,866)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               1,705,094             3,211,854               382,969           (44,274,643)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,462,610             4,927,180               625,445           (44,061,091)
Net Assets Beginning Balance                           2,647,249             3,507,814             1,372,547            44,061,091
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          5,109,859  $          8,434,994  $          1,997,992  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1999                  2000                  2001                  2002
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                          (125,929)             (113,813)             (255,426)              (55,318)
 Transaction Charges                                     (73,103)              (70,818)             (150,775)              (30,602)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                          (199,032)             (184,631)             (406,201)              (85,920)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             520,461             1,154,251             2,900,990               414,829
 Net Change in Unrealized Gains (Losses)                 699,517               257,855               560,436               389,212
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,219,978             1,412,106             3,461,426               804,041
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,020,946             1,227,475             3,055,225               718,121
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 4,162                 2,877                28,246                16,304
 Transfers of Policy Loading, Net                        (18,805)               (6,644)              (29,427)              (10,308)
 Transfers Due to Deaths                                 (87,151)              (71,859)             (299,937)             (121,002)
 Transfers Due to Other Terminations                    (198,303)             (237,538)             (688,786)             (140,660)
 Transfers Due to Policy Loans                          (437,860)             (418,753)             (452,423)              (78,937)
 Transfers of Cost of Insurance                         (340,232)             (448,477)             (726,398)             (133,712)
 Transfers of Loan Processing Charges                    (15,388)              (62,825)              (90,526)               (7,773)
 Transfers Among Investment Divisions                  1,662,726             1,197,040              (978,928)              537,194
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 569,149               (46,179)           (3,238,179)               61,106
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                           1,590,095             1,181,296              (182,954)              779,227
						      19,940,341            18,302,756            44,283,048             8,206,556
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $         21,530,436  $         19,484,052  $         44,100,094  $          8,985,783
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2003                  2004                  2005                  2006
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                          (224,497)              (34,774)             (108,106)              (38,906)
 Transaction Charges                                    (135,613)              (20,725)              (67,209)              (21,264)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                          (360,110)              (55,499)             (175,315)              (60,170)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           2,433,398               358,332             1,197,539               348,194
 Net Change in Unrealized Gains (Losses)               1,824,577               304,776             1,147,202               469,450
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       4,257,975               663,108             2,344,741               817,644
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             3,897,865               607,609             2,169,426               757,474
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                25,400                   133                 6,923                 4,012
 Transfers of Policy Loading, Net                        (17,519)               (2,978)               (4,976)               (5,644)
 Transfers Due to Deaths                                (306,451)               (4,475)             (524,022)              (71,502)
 Transfers Due to Other Terminations                    (848,746)              (58,681)             (566,679)             (379,827)
 Transfers Due to Policy Loans                          (443,142)             (268,556)              224,375               (44,859)
 Transfers of Cost of Insurance                         (574,718)              (82,182)             (322,238)             (102,635)
 Transfers of Loan Processing Charges                    (61,898)               (4,510)              (32,168)              (13,817)
 Transfers Among Investment Divisions                 (1,214,099)               (5,190)              (65,544)                1,045
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (3,441,173)             (426,439)           (1,284,329)             (613,227)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        456,692               181,170               885,097               144,247
Net Assets Beginning Balance                          40,019,989             5,988,195            19,174,908             6,079,196
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         40,476,681  $          6,169,365  $         20,060,005  $          6,223,443
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2007                  2008                  2009                  2010
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (71,267)             (123,327)              (51,858)              (45,889)
 Transaction Charges                                     (41,982)              (72,219)              (31,400)              (25,707)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                          (113,249)             (195,546)              (83,258)              (71,596)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             500,487             2,393,322               711,997               516,279
 Net Change in Unrealized Gains (Losses)               1,216,659               669,805               676,721               597,563
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,717,146             3,063,127             1,388,718             1,113,842
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,603,897             2,867,581             1,305,460             1,042,246
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                  (640)               15,924                 6,739                 5,588
 Transfers of Policy Loading, Net                         (4,780)              (11,717)              (11,973)               16,721
 Transfers Due to Deaths                                 (96,760)             (326,661)              (69,148)              (76,841)
 Transfers Due to Other Terminations                     (49,315)           (1,453,318)              (67,993)             (335,341)
 Transfers Due to Policy Loans                           (61,399)             (226,463)             (146,568)             (210,478)
 Transfers of Cost of Insurance                         (191,992)             (334,781)             (138,259)             (108,779)
 Transfers of Loan Processing Charges                    (18,264)              (38,690)              (22,061)              (10,101)
 Transfers Among Investment Divisions                    (11,436)              (40,261)             (521,149)              448,495
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (434,586)           (2,415,967)             (970,412)             (270,736)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      1,169,311               451,614               335,048               771,510
Net Assets Beginning Balance                          11,913,023            20,683,748             8,976,658             7,251,114
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         13,082,334  $         21,135,362  $          9,311,706  $          8,022,624
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

								  Divisions Investing In
					    ------------------------------------------------------------------


						     2011                  2013                  2014
						     Trust                 Trust                 Trust
					    --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,834)               (7,697)              (94,606)
 Transaction Charges                                      (5,582)               (4,206)              (56,029)
					    --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (14,416)              (11,903)             (150,635)
					    --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              48,511                32,283             4,032,015
 Net Change in Unrealized Gains (Losses)                 195,957               144,866            (1,786,944)
					    --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         244,468               177,149             2,245,071
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               230,052               165,246             2,094,436
					    --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 3,057                 5,214
 Transfers of Policy Loading, Net                         (2,563)               (2,185)               24,278
 Transfers Due to Deaths                                       0                     0               (85,436)
 Transfers Due to Other Terminations                     (15,382)              (14,661)               38,612
 Transfers Due to Policy Loans                             5,441                (4,933)             (380,670)
 Transfers of Cost of Insurance                          (24,092)              (20,208)             (293,603)
 Transfers of Loan Processing Charges                     (2,970)               (4,655)              (42,730)
 Transfers Among Investment Divisions                    179,803               140,314             3,207,615
					    --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 140,237                96,729             2,473,280
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        370,289               261,975             4,567,716
Net Assets Beginning Balance                           1,438,041             1,100,957            14,643,210
					    --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,808,330  $          1,362,932  $         19,210,926
					    ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

											Divisions Investing In
								  ------------------------------------------------------------------
											      Intermediate            Long-Term
						     Total                 Money               Government             Corporate
						   Separate               Reserve                 Bond                  Bond
						    Account              Portfolio              Portfolio             Portfolio
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $        176,227,584  $         21,213,583  $          11,594,375  $          6,088,474
 Mortality and Expense Charges                       (17,016,044)           (2,298,940)              (992,286)             (519,554)
 Transaction Charges                                    (947,805)                    0                      0                     0
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                       158,263,735            18,914,643             10,602,089             5,568,920
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          67,234,138                     0               (536,012)             (202,327)
 Net Change in Unrealized Gains (Losses)             167,676,700                     0              2,841,385             1,667,812
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                     234,910,838                     0              2,305,373             1,465,485
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           393,174,573            18,914,643             12,907,462             7,034,405
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             4,950,624               922,857                176,978               157,118
 Transfers of Policy Loading, Net                     (6,035,984)           (1,053,155)              (319,746)             (203,834)
 Transfers Due to Deaths                             (43,538,236)           (8,941,317)            (2,645,616)           (2,101,271)
 Transfers Due to Other Terminations                (101,614,610)          (34,270,609)            (3,912,704)           (3,195,304)
 Transfers Due to Policy Loans                       (37,908,300)           (6,763,568)            (2,241,546)             (445,239)
 Transfers of Cost of Insurance                      (46,195,634)           (7,238,423)            (3,040,500)           (1,617,653)
 Transfers of Loan Processing Charges                 (5,517,788)           (1,190,728)              (319,093)             (199,477)
 Transfers Among Investment Divisions                          0            (4,943,163)            (3,629,315)            2,574,418
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions            (235,859,928)          (63,478,106)           (15,931,542)           (5,031,242)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                    157,314,645           (44,563,463)            (3,024,080)            2,003,163
Net Assets Beginning Balance                       2,784,917,499           396,935,225            178,808,627            90,834,179
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $      2,942,232,144  $        352,371,762  $         175,784,547  $         92,837,342
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------

						    Capital               Growth                Multiple                High
						     Stock                 Stock                Strategy                Yield
						   Portfolio             Portfolio              Portfolio             Portfolio
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         12,675,284  $         20,622,707  $          71,122,460  $          9,066,397
 Mortality and Expense Charges                        (1,387,710)           (1,252,620)            (6,353,925)             (550,327)
 Transaction Charges                                           0                     0                      0                     0
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                        11,287,574            19,370,087             64,768,535             8,516,070
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           2,726,110            14,671,250             12,219,045               255,516
 Net Change in Unrealized Gains (Losses)              32,159,657            24,491,367            105,219,211               278,817
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                      34,885,767            39,162,617            117,438,256               534,333
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            46,173,341            58,532,704            182,206,791             9,050,403
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               705,796               664,878                888,824               135,115
 Transfers of Policy Loading, Net                       (400,938)             (365,380)            (2,172,146)             (197,142)
 Transfers Due to Deaths                              (2,898,417)             (592,259)           (16,781,483)             (945,220)
 Transfers Due to Other Terminations                  (5,969,862)           (6,065,008)           (26,195,818)           (2,465,877)
 Transfers Due to Policy Loans                        (3,110,133)           (3,209,089)           (12,908,502)           (1,158,020)
 Transfers of Cost of Insurance                       (3,459,733)           (3,121,225)           (16,311,336)           (1,584,770)
 Transfers of Loan Processing Charges                   (371,651)             (427,880)            (1,652,130)             (198,000)
 Transfers Among Investment Divisions                 (3,680,138)           17,777,082             (9,715,041)            3,210,811
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions             (19,185,076)            4,661,119            (84,847,632)           (3,203,103)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                     26,988,265            63,193,823             97,359,159             5,847,300
Net Assets Beginning Balance                         216,758,690           179,065,830          1,016,805,841            89,269,751
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $        243,746,955  $        242,259,653  $       1,114,165,000  $         95,117,051
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------
														       Global
						    Natural               Global                                       Utility
						   Resources             Strategy               Balanced                Focus
						   Portfolio             Portfolio              Portfolio               Fund
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            146,805  $         12,186,241  $           9,158,614  $             98,907
 Mortality and Expense Charges                          (106,143)           (1,101,352)              (473,700)              (19,124)
 Transaction Charges                                           0                     0                      0                     0
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                            40,662            11,084,889              8,684,914                79,783
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           1,250,455             2,988,707                856,330               281,175
 Net Change in Unrealized Gains (Losses)              (2,950,582)            5,048,808              2,241,158               463,824
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                      (1,700,127)            8,037,515              3,097,488               744,999
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            (1,659,465)           19,122,404             11,782,402               824,782
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                38,729               407,005                431,275                  (338)
 Transfers of Policy Loading, Net                        (48,932)             (418,516)              (171,342)               (7,574)
 Transfers Due to Deaths                                 (43,017)           (1,802,611)              (308,819)             (114,448)
 Transfers Due to Other Terminations                  (3,004,997)           (3,798,969)            (2,906,310)             (113,070)
 Transfers Due to Policy Loans                          (137,531)           (2,502,144)            (1,018,448)              (27,685)
 Transfers of Cost of Insurance                         (329,596)           (2,795,548)            (1,278,950)              (64,163)
 Transfers of Loan Processing Charges                    (44,801)             (343,216)              (136,795)              (10,019)
 Transfers Among Investment Divisions                 (1,207,293)           (3,610,208)            (1,499,738)            3,086,114
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (4,777,438)          (14,864,207)            (6,889,127)            2,748,817
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                     (6,436,903)            4,258,197              4,893,275             3,573,599
Net Assets Beginning Balance                          19,620,231           174,003,060             75,929,355             1,471,385
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $         13,183,328  $        178,261,257  $          80,822,630  $          5,044,984
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------
						 International            Global                  Basic              Developing
						    Equity                 Bond                   Value                Capital
						    Focus                  Focus                  Focus             Markets Focus
						     Fund                  Fund                   Fund                  Fund
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            148,700  $              9,273  $           1,612,440  $             97,685
 Mortality and Expense Charges                           (49,257)               (1,098)              (152,629)              (39,352)
 Transaction Charges                                           0                     0                      0                     0
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                            99,443                 8,175              1,459,811                58,333
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             325,480                 1,454                727,907               459,449
 Net Change in Unrealized Gains (Losses)                (841,569)                5,496              1,987,339            (1,005,989)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                        (516,089)                6,950              2,715,246              (546,540)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (416,646)               15,125              4,175,057              (488,207)
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                54,121                     0                 61,979                34,730
 Transfers of Policy Loading, Net                        (21,996)                   10                (48,577)              (15,276)
 Transfers Due to Deaths                                 (29,555)                    0               (113,962)              (16,443)
 Transfers Due to Other Terminations                    (287,498)                 (198)              (754,283)             (146,567)
 Transfers Due to Policy Loans                          (201,975)              (44,372)                35,172               161,435
 Transfers of Cost of Insurance                         (128,576)               (5,825)              (484,795)             (102,461)
 Transfers of Loan Processing Charges                    (24,133)                 (503)               (63,036)              (18,068)
 Transfers Among Investment Divisions                  2,762,679               499,633             14,257,019             1,972,259
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               2,123,067               448,745             12,889,517             1,869,609
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                      1,706,421               463,870             17,064,574             1,381,402
Net Assets Beginning Balance                           5,539,637                     0             14,609,761             4,293,749
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $          7,246,058  $            463,870  $          31,674,335  $          5,675,151
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------
						    Special                                                              MFS
						     Value                 Index                 Premier              Emerging
						     Focus                  500                  Growth                Growth
						     Fund                  Fund                 Portfolio              Series
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            238,803  $                  0  $               1,695  $                  0
 Mortality and Expense Charges                           (43,470)              (25,511)               (12,300)               (7,579)
 Transaction Charges                                           0                     0                      0                     0
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                           195,333               (25,511)               (10,605)               (7,579)
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           1,107,846               240,708                197,369               152,212
 Net Change in Unrealized Gains (Losses)                (577,332)              402,640                (23,765)              (93,567)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                         530,514               643,348                173,604                58,645
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               725,847               617,837                162,999                51,066
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                15,267                 6,334                  8,073                 5,044
 Transfers of Policy Loading, Net                        (17,188)              (13,603)                (2,778)               (2,656)
 Transfers Due to Deaths                                 (42,910)                    0                      0                     0
 Transfers Due to Other Terminations                    (320,218)              (15,312)                24,325               (87,864)
 Transfers Due to Policy Loans                          (133,481)           (1,123,409)                11,709               (96,940)
 Transfers of Cost of Insurance                         (127,361)             (115,166)               (55,503)              (31,012)
 Transfers of Loan Processing Charges                    (17,968)              (24,182)                (7,186)               (3,825)
 Transfers Among Investment Divisions                  3,054,418             9,564,488              4,593,436             2,827,000
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               2,410,559             8,279,150              4,572,076             2,609,747
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                      3,136,406             8,896,987              4,735,075             2,660,813
Net Assets Beginning Balance                           4,558,499                     0                      0                     0
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $          7,694,905  $          8,896,987  $           4,735,075  $          2,660,813
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------
												AIM V.I.
						      MFS                AIM V.I.                Capital
						   Research                Value              Appreciation              1997
						    Series                 Fund                   Fund                  Trust
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $            127,008  $              18,133  $                  0
 Mortality and Expense Charges                            (6,766)               (8,585)                (4,590)              (31,836)
 Transaction Charges                                           0                     0                      0               (17,304)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                            (6,766)              118,423                 13,543               (49,140)
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              15,185                28,775                100,992            11,566,369
 Net Change in Unrealized Gains (Losses)                  68,203               (44,501)              (119,837)          (11,354,855)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                          83,388               (15,726)               (18,845)              211,514
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                76,622               102,697                 (5,302)              162,374
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 3,236                  2,373                     0
 Transfers of Policy Loading, Net                         (2,260)               (1,362)                    (3)              (31,889)
 Transfers Due to Deaths                                       0                     0                      0               (84,833)
 Transfers Due to Other Terminations                      (5,555)              (17,171)                (6,787)             (486,121)
 Transfers Due to Policy Loans                           (29,399)                8,271                 (2,210)              (24,648)
 Transfers of Cost of Insurance                          (27,509)              (38,956)               (19,577)              107,440
 Transfers of Loan Processing Charges                     (3,089)               (4,503)                (1,928)               25,831
 Transfers Among Investment Divisions                  2,638,439             3,455,602              1,405,981           (42,396,388)
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               2,570,627             3,405,117              1,377,849           (42,890,608)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                      2,647,249             3,507,814              1,372,547           (42,728,234)
Net Assets Beginning Balance                                   0                     0                      0            42,728,234
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $          2,647,249  $          3,507,814  $           1,372,547  $                  0
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------


						     1998                  1999                   2000                  2001
						     Trust                 Trust                  Trust                 Trust
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                   0  $                  0
 Mortality and Expense Charges                          (277,826)             (120,276)              (103,802)             (255,658)
 Transaction Charges                                    (160,720)              (69,356)               (64,372)             (151,310)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                          (438,546)             (189,632)              (168,174)             (406,968)
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           4,091,112               754,488              1,092,862             2,349,203
 Net Change in Unrealized Gains (Losses)              (1,474,929)              461,970                144,981               860,524
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                       2,616,183             1,216,458              1,237,843             3,209,727
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,177,637             1,026,826              1,069,669             2,802,759
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums
 Transfers of Policy Loading, Net                         47,972                15,159                  2,288                10,495
 Transfers Due to Deaths                                (105,793)              (33,971)               (26,959)             (105,748)
 Transfers Due to Other Terminations                  (2,334,896)             (467,250)              (818,931)             (725,610)
 Transfers Due to Policy Loans                        (1,309,737)             (692,897)              (445,376)           (1,129,431)
 Transfers of Cost of Insurance                         (827,862)             (225,135)               (98,758)             (553,455)
 Transfers of Loan Processing Charges                   (762,689)             (315,001)              (324,228)             (685,356)
 Transfers Among Investment Divisions                    (71,863)              (15,196)               (32,725)              (89,625)
						      (1,240,567)              362,885              1,203,708              (214,148)
  Increase (Decrease) in Net Assets         --------------------- --------------------- ---------------------- ---------------------
   Resulting from Principal Transactions
						      (6,605,435)           (1,371,406)              (540,981)           (3,492,878)
					    --------------------- --------------------- ---------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                          (4,427,798)             (344,580)               528,688              (690,119)
						      48,488,889            20,284,921             17,774,068            44,973,167
Net Assets Ending Balance                   --------------------- --------------------- ---------------------- ---------------------
					    $         44,061,091  $         19,940,341  $          18,302,756  $         44,283,048
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------


						     2002                  2003                   2004                  2005
						     Trust                 Trust                  Trust                 Trust
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                   0  $                  0
 Mortality and Expense Charges                           (48,919)             (223,768)               (36,558)             (100,390)
 Transaction Charges                                     (27,036)             (134,983)               (21,874)              (62,211)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                           (75,955)             (358,751)               (58,432)             (162,601)
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             230,324             2,426,429                585,298               790,502
 Net Change in Unrealized Gains (Losses)                 407,649             1,288,892                 44,569             1,221,187
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                         637,973             3,715,321                629,867             2,011,689
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               562,018             3,356,570                571,435             1,849,088
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                35,200                24,539                    133                11,398
 Transfers of Policy Loading, Net                        (16,795)              (65,200)               (12,848)              (21,873)
 Transfers Due to Deaths                                 (37,976)             (573,873)              (327,703)              (77,144)
 Transfers Due to Other Terminations                     (81,477)           (1,033,889)              (568,721)             (156,388)
 Transfers Due to Policy Loans                           (82,988)             (576,893)                (2,318)               63,930
 Transfers of Cost of Insurance                         (117,529)             (567,371)               (91,824)             (299,398)
 Transfers of Loan Processing Charges                     (6,964)              (61,272)                (3,617)              (31,554)
 Transfers Among Investment Divisions                  1,394,701              (814,619)              (620,543)               68,219
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               1,086,172            (3,668,578)            (1,627,441)             (442,810)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                      1,648,190              (312,008)            (1,056,006)            1,406,278
Net Assets Beginning Balance                           6,558,366            40,331,997              7,044,201            17,768,630
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $          8,206,556  $         40,019,989  $           5,988,195  $         19,174,908
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------


						     2006                  2007                   2008                  2009
						     Trust                 Trust                  Trust                 Trust
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                   0  $                  0
 Mortality and Expense Charges                           (37,153)              (62,635)              (116,169)              (48,754)
 Transaction Charges                                     (20,251)              (36,950)               (67,581)              (29,532)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                           (57,404)              (99,585)              (183,750)              (78,286)
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             416,172               480,658              1,537,236               568,213
 Net Change in Unrealized Gains (Losses)                 265,927               913,567              1,170,201               679,339
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                         682,099             1,394,225              2,707,437             1,247,552
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               624,695             1,294,640              2,523,687             1,169,266
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 3,808                   261                 19,743                21,574
 Transfers of Policy Loading, Net                        (12,988)              (19,117)               (46,781)              (20,551)
 Transfers Due to Deaths                                 (28,273)             (100,211)              (158,434)             (356,038)
 Transfers Due to Other Terminations                    (127,220)             (173,162)              (635,296)             (237,890)
 Transfers Due to Policy Loans                           (75,259)             (154,216)              (208,286)             (232,394)
 Transfers of Cost of Insurance                          (90,209)             (178,874)              (313,300)             (144,364)
 Transfers of Loan Processing Charges                    (12,754)              (18,776)               (40,832)              (22,514)
 Transfers Among Investment Divisions                   (725,102)            1,685,825               (677,734)              (74,001)
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (1,067,997)            1,041,730             (2,060,920)           (1,066,178)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                       (443,302)            2,336,370                462,767               103,088
Net Assets Beginning Balance                           6,522,498             9,576,653             20,220,981             8,873,570
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $          6,079,196  $         11,913,023  $          20,683,748  $          8,976,658
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ----------------------------------------------------------------------------------------


						     2010                  2011                   2013                  2014
						     Trust                 Trust                  Trust                 Trust
					    --------------------- --------------------- ---------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                   0  $                  0
 Mortality and Expense Charges                           (44,793)               (7,219)                (6,535)              (86,935)
 Transaction Charges                                     (24,828)               (4,584)                (3,627)              (51,286)
					    --------------------- --------------------- ---------------------- ---------------------
  Net Investment Income (Loss)                           (69,621)              (11,803)               (10,162)             (138,221)
					    --------------------- --------------------- ---------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             896,111                63,186                 66,735             1,451,614
 Net Change in Unrealized Gains (Losses)                 160,358               148,573                128,789             1,391,383
					    --------------------- --------------------- ---------------------- ---------------------
  Net Gain (Loss) on Investments                       1,056,469               211,759                195,524             2,842,997
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               986,848               199,956                185,362             2,704,776
					    --------------------- --------------------- ---------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 5,440                   303                  3,136                29,781
 Transfers of Policy Loading, Net                        (21,141)               (6,932)                (4,003)                  999
 Transfers Due to Deaths                                       0                     0                (69,716)                    0
 Transfers Due to Other Terminations                    (113,472)                2,446                (14,158)             (896,165)
 Transfers Due to Policy Loans                           (44,250)                4,179                 14,890                52,267
 Transfers of Cost of Insurance                          (93,136)              (21,676)               (19,094)             (300,387)
 Transfers of Loan Processing Charges                    (11,581)               (2,513)                (4,833)              (54,789)
 Transfers Among Investment Divisions                   (722,894)             (111,110)               (28,014)           (2,484,701)
					    --------------------- --------------------- ---------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (1,001,034)             (135,303)              (121,792)           (3,652,995)
					    --------------------- --------------------- ---------------------- ---------------------

Increase (Decrease) in Net Assets                        (14,186)               64,653                 63,570              (948,219)
Net Assets Beginning Balance                           7,265,300             1,373,388              1,037,387            15,591,429
					    --------------------- --------------------- ---------------------- ---------------------
Net Assets Ending Balance                   $          7,251,114  $          1,438,041  $           1,100,957  $         14,643,210
					    ===================== ===================== ====================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $        227,773,709  $         22,322,107  $         12,670,410  $          6,417,235
 Mortality and Expense Charges                       (16,019,207)           (2,453,633)           (1,055,126)             (538,893)
 Transaction Charges                                  (1,107,972)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                       210,646,530            19,868,474            11,615,284             5,878,342
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          49,679,613                     0              (282,198)              291,252
 Net Change in Unrealized Gains (Losses)              (9,165,154)                    0            (8,158,746)           (4,360,593)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      40,514,459                     0            (8,440,944)           (4,069,341)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           251,160,989            19,868,474             3,174,340             1,809,001
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             8,662,019             1,481,992               378,176               246,968
 Transfers of Policy Loading, Net                    (10,715,483)           (1,816,782)             (704,263)             (345,000)
 Transfers Due to Deaths                             (28,915,284)           (5,418,709)           (3,037,336)           (1,828,049)
 Transfers Due to Other Terminations                 (86,971,795)          (24,260,396)           (6,262,424)           (2,351,947)
 Transfers Due to Policy Loans                       (46,911,839)           (7,719,581)           (2,963,456)           (1,609,516)
 Transfers of Cost of Insurance                      (41,882,708)           (7,076,267)           (3,061,015)           (1,520,025)
 Transfers of Loan Processing Charges                 (5,817,667)           (1,327,021)             (370,649)             (217,121)
 Transfers Among Investment Divisions                          0             1,134,357            (3,921,116)           (1,240,634)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions            (212,552,757)          (45,002,407)          (19,942,083)           (8,865,324)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     38,608,232           (25,133,933)          (16,767,743)           (7,056,323)
Net Assets Beginning Balance                       2,746,309,267           422,069,158           195,576,370            97,890,502
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $      2,784,917,499  $        396,935,225  $        178,808,627  $         90,834,179
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         32,496,085  $          4,935,599  $        130,584,365  $          8,186,678
 Mortality and Expense Charges                        (1,196,938)             (953,017)           (5,785,971)             (492,507)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        31,299,147             3,982,582           124,798,394             7,694,171
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          (1,638,056)           18,072,991             3,085,165            (1,174,521)
 Net Change in Unrealized Gains (Losses)                 479,168             5,789,893            (1,587,213)            2,751,515
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      (1,158,888)           23,862,884             1,497,952             1,576,994
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            30,140,259            27,845,466           126,296,346             9,271,165
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,162,809             1,024,322             1,836,044               232,365
 Transfers of Policy Loading, Net                       (649,933)             (544,315)           (4,119,006)             (338,902)
 Transfers Due to Deaths                              (2,306,402)           (1,427,441)           (9,487,908)             (824,673)
 Transfers Due to Other Terminations                  (6,002,699)           (2,899,989)          (26,318,850)           (2,525,427)
 Transfers Due to Policy Loans                        (2,303,689)           (2,484,081)          (15,505,699)           (1,674,888)
 Transfers of Cost of Insurance                       (3,114,712)           (2,264,525)          (14,653,831)           (1,337,882)
 Transfers of Loan Processing Charges                   (401,232)             (360,790)           (1,815,452)             (191,479)
 Transfers Among Investment Divisions                  5,851,973            18,928,591           (25,956,178)            8,014,226
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (7,763,885)            9,971,772           (96,020,880)            1,353,340
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     22,376,374            37,817,238            30,275,466            10,624,505
Net Assets Beginning Balance                         194,382,316           141,248,592           986,530,375            78,645,246
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        216,758,690  $        179,065,830  $      1,016,805,841  $         89,269,751
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            349,977  $          5,243,591  $          4,512,649  $             27,362
 Mortality and Expense Charges                          (109,678)           (1,018,242)             (461,273)               (4,033)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           240,299             4,225,349             4,051,376                23,329
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           1,112,437             1,223,465             1,690,930                (9,982)
 Net Change in Unrealized Gains (Losses)               1,005,764            15,354,296               826,925                90,229
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       2,118,201            16,577,761             2,517,855                80,247
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,358,500            20,803,110             6,569,231               103,576
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               100,840               890,743               739,496                     0
 Transfers of Policy Loading, Net                        (69,951)             (665,833)             (291,465)               (1,730)
 Transfers Due to Deaths                                 (89,926)           (1,051,257)             (789,145)                    0
 Transfers Due to Other Terminations                    (394,485)           (3,961,999)           (3,408,435)              336,141
 Transfers Due to Policy Loans                          (579,770)           (5,976,890)           (1,550,370)                7,336
 Transfers of Cost of Insurance                         (294,576)           (2,477,101)           (1,190,562)              (15,936)
 Transfers of Loan Processing Charges                    (45,102)             (349,383)             (139,236)               (1,937)
 Transfers Among Investment Divisions                  1,765,169             3,912,189              (608,603)            1,043,935
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 392,199            (9,679,531)           (7,238,320)            1,367,809
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,750,699            11,123,579              (669,089)            1,471,385
Net Assets Beginning Balance                          16,869,532           162,879,481            76,598,444                     0
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         19,620,231  $        174,003,060  $         75,929,355  $          1,471,385
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International             Basic              Developing              Special
						    Equity                 Value                Capital                Value
						    Focus                  Focus             Markets Focus             Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $             22,839  $                  0  $              4,812
 Mortality and Expense Charges                           (14,059)              (26,853)              (11,108)              (13,034)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (14,059)               (4,014)              (11,108)               (8,222)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             (36,377)               51,188               (43,537)             (195,124)
 Net Change in Unrealized Gains (Losses)                  82,463               668,021                31,136               196,622
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          46,086               719,209               (12,401)                1,498
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                32,027               715,195               (23,509)               (6,724)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                21,521                 7,401                 7,988                 4,782
 Transfers of Policy Loading, Net                         (5,225)              (18,572)               (4,909)               (8,485)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (14,040)              392,765               (18,825)              474,741
 Transfers Due to Policy Loans                            78,180               (59,051)              (77,030)              (27,495)
 Transfers of Cost of Insurance                          (62,103)             (146,698)              (52,602)              (55,406)
 Transfers of Loan Processing Charges                     (9,708)              (32,955)               (8,042)              (11,798)
 Transfers Among Investment Divisions                  5,498,985            13,751,676             4,470,678             4,188,884
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               5,507,610            13,894,566             4,317,258             4,565,223
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      5,539,637            14,609,761             4,293,749             4,558,499
Net Assets Beginning Balance                                   0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          5,539,637  $         14,609,761  $          4,293,749  $          4,558,499
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1996                  1997                  1998                  1999
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (31,274)             (261,516)             (291,090)             (116,726)
 Transaction Charges                                     (17,524)             (150,446)             (167,995)              (67,376)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (48,798)             (411,962)             (459,085)             (184,102)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                          10,552,702             2,408,744             2,559,946               561,971
 Net Change in Unrealized Gains (Losses)             (10,323,182)             (200,742)             (304,097)              215,793
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         229,520             2,208,002             2,255,849               777,764
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               180,722             1,796,040             1,796,764               593,662
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                13,986                50,403                26,415
 Transfers of Policy Loading, Net                        (30,227)             (174,296)             (189,911)              (54,279)
 Transfers Due to Deaths                                       0              (524,140)             (323,562)             (203,070)
 Transfers Due to Other Terminations                    (317,078)           (1,139,055)           (1,210,950)             (436,842)
 Transfers Due to Policy Loans                          (115,846)             (497,717)             (589,683)              (19,674)
 Transfers of Cost of Insurance                          110,045              (625,122)             (723,770)             (294,695)
 Transfers of Loan Processing Charges                     29,001               (67,131)              (77,088)              (18,380)
 Transfers Among Investment Divisions                (44,947,474)           (1,378,679)           (1,326,633)              855,990
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions             (45,271,579)           (4,392,154)           (4,391,194)             (144,535)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    (45,090,857)           (2,596,114)           (2,594,430)              449,127
Net Assets Beginning Balance                          45,090,857            45,324,348            51,083,319            19,835,794
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $                  0  $         42,728,234  $         48,488,889  $         20,284,921
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2000                  2001                  2002                  2003
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (98,899)             (265,067)              (42,031)             (230,244)
 Transaction Charges                                     (60,911)             (157,233)              (23,164)             (139,027)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                          (159,810)             (422,300)              (65,195)             (369,271)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             771,962             2,724,905               259,068             2,554,241
 Net Change in Unrealized Gains (Losses)                (237,828)           (1,734,751)             (169,982)           (2,458,890)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         534,134               990,154                89,086                95,351
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               374,324               567,854                23,891              (273,920)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 6,765                82,016                36,197                58,731
 Transfers of Policy Loading, Net                        (51,372)             (164,225)              (19,531)             (122,758)
 Transfers Due to Deaths                                 (41,755)             (519,499)                    0              (533,222)
 Transfers Due to Other Terminations                    (429,247)           (2,340,306)                  236            (1,398,336)
 Transfers Due to Policy Loans                          (156,597)             (707,189)              (93,463)             (451,708)
 Transfers of Cost of Insurance                         (291,702)             (660,411)              (92,723)             (543,051)
 Transfers of Loan Processing Charges                    (34,099)              (92,350)               (5,866)              (65,519)
 Transfers Among Investment Divisions                    292,540                   489              (266,017)             (643,586)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (705,467)           (4,401,475)             (441,167)           (3,699,449)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                       (331,143)           (3,833,621)             (417,276)           (3,973,369)
Net Assets Beginning Balance                          18,105,211            48,806,788             6,975,642            44,305,366
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         17,774,068  $         44,973,167  $          6,558,366  $         40,331,997
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2004                  2005                  2006                  2007
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (37,601)              (98,982)              (36,944)              (54,310)
 Transaction Charges                                     (22,310)              (61,371)              (20,546)              (32,053)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (59,911)             (160,353)              (57,490)              (86,363)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             214,440             1,414,745               466,065               493,764
 Net Change in Unrealized Gains (Losses)                (168,339)           (1,566,025)             (395,373)             (685,261)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          46,101              (151,280)               70,692              (191,497)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (13,810)             (311,633)               13,202              (277,860)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums
 Transfers of Policy Loading, Net                            133                89,826                11,938                   874
 Transfers Due to Deaths                                 (16,566)              (47,479)              (25,595)              (30,603)
 Transfers Due to Other Terminations                           0               (36,362)                    0              (113,435)
 Transfers Due to Policy Loans                            (5,588)             (396,304)              (88,963)              (54,645)
 Transfers of Cost of Insurance                           34,337              (648,326)              (19,454)             (288,956)
 Transfers of Loan Processing Charges                    (94,514)             (272,209)             (101,781)             (136,458)
 Transfers Among Investment Divisions                     (6,924)              (29,781)              (16,885)              (15,294)
						       1,524,634               401,129             2,454,361               298,176
  Increase (Decrease) in Net Assets         --------------------- --------------------- --------------------- ---------------------
   Resulting from Principal Transactions
						       1,435,512              (939,506)            2,213,621              (340,341)
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                           1,421,702            (1,251,139)            2,226,823              (618,201)
						       5,622,499            19,019,769             4,295,675            10,194,854
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $          7,044,201  $         17,768,630  $          6,522,498  $          9,576,653
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2008                  2009                  2010                  2011
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                          (120,996)              (50,808)              (44,183)               (7,788)
 Transaction Charges                                     (70,378)              (30,418)              (24,730)               (4,763)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                          (191,374)              (81,226)              (68,913)              (12,551)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           1,807,273               557,333               448,525                73,132
 Net Change in Unrealized Gains (Losses)              (2,524,477)             (863,586)             (708,269)             (122,891)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (717,204)             (306,253)             (259,744)              (49,759)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (908,578)             (387,479)             (328,657)              (62,310)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                38,452                42,330                62,527                   900
 Transfers of Policy Loading, Net                        (81,762)              (37,828)              (19,742)               (3,497)
 Transfers Due to Deaths                                 (86,281)             (241,181)               (1,017)              (18,966)
 Transfers Due to Other Terminations                    (629,178)             (145,607)             (536,506)                   14
 Transfers Due to Policy Loans                          (415,931)              (97,994)              (43,879)              (11,739)
 Transfers of Cost of Insurance                         (312,779)             (114,443)              (99,938)              (20,237)
 Transfers of Loan Processing Charges                    (46,530)              (20,311)              (16,765)               (2,730)
 Transfers Among Investment Divisions                   (816,542)                4,281               778,312                25,152
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              (2,350,551)             (610,753)              122,992               (31,103)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     (3,259,129)             (998,232)             (205,665)              (93,413)
Net Assets Beginning Balance                          23,480,110             9,871,802             7,470,965             1,466,801
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         20,220,981  $          8,873,570  $          7,265,300  $          1,373,388
					    ===================== ===================== ===================== =====================

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

						      Divisions Investing In
					    -------------------------------------------


						     2013                  2014
						     Trust                 Trust
					    --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0
 Mortality and Expense Charges                            (6,358)              (90,025)
 Transaction Charges                                      (3,604)              (54,123)
					    --------------------- ---------------------
  Net Investment Income (Loss)                            (9,962)             (144,148)
					    --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             148,597              (485,433)
 Net Change in Unrealized Gains (Losses)                (240,740)              154,006
					    --------------------- ---------------------
  Net Gain (Loss) on Investments                         (92,143)             (331,427)
					    --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (102,105)             (475,575)
					    --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 3,136                 1,943
 Transfers of Policy Loading, Net                         (6,215)              (55,226)
 Transfers Due to Deaths                                       0               (11,948)
 Transfers Due to Other Terminations                     (27,768)             (599,803)
 Transfers Due to Policy Loans                             2,800              (344,820)
 Transfers of Cost of Insurance                          (18,123)             (267,556)
 Transfers of Loan Processing Charges                     (5,223)              (43,887)
 Transfers Among Investment Divisions                   (262,241)            6,171,976
					    --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (313,634)            4,850,679
					    --------------------- ---------------------

Increase (Decrease) in Net Assets                       (415,739)            4,375,104
Net Assets Beginning Balance                           1,453,126            11,216,325
					    --------------------- ---------------------
Net Assets Ending Balance                   $          1,037,387  $         15,591,429
					    ===================== =====================










INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





February 22, 1999

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)


ASSETS                                                                    1998                  1997
-------                                                              -------------         -------------
INVESTMENTS:
Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $2,504,599; 1997 - $2,927,562)            $  2,543,097          $  3,008,608
Equity securities, at estimated fair value
   (cost: 1998 - $162,710; 1997 - $72,599)                                158,591                73,612
Trading account securities, at estimated fair value                        17,280                15,625
Real estate held-for-sale                                                  25,960                31,805
Policy loans on insurance contracts                                     1,139,456             1,118,139
                                                                     -------------         -------------
   Total Investments                                                    3,884,384             4,247,789


CASH AND CASH EQUIVALENTS                                                  95,377                86,388
ACCRUED INVESTMENT INCOME                                                  73,459                78,224
DEFERRED POLICY ACQUISITION COSTS                                         405,640               365,105
FEDERAL INCOME TAXES - DEFERRED                                             9,403                     -
REINSURANCE RECEIVABLES                                                     2,893                 1,617
AFFILIATED RECEIVABLES - NET                                                    -                   166
RECEIVABLES FROM SECURITIES SOLD                                           14,938                75,820
OTHER ASSETS                                                               46,512                49,353
SEPARATE ACCOUNTS ASSETS                                               10,571,489             9,149,119
                                                                     -------------         -------------

TOTAL ASSETS                                                         $ 15,104,095          $ 14,053,581
                                                                     =============         =============






See notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                     1998                  1997
------------------------------------                                -------------          -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                  $  3,816,744           $  4,188,110
   Claims and claims settlement expenses                                  63,925                 50,574
                                                                    -------------          -------------
          Total policy liabilities and accruals                        3,880,669              4,238,684

 OTHER POLICYHOLDER FUNDS                                                 20,802                 27,160
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                  13,864                 15,374
 FEDERAL INCOME TAXES - DEFERRED                                               -                  1,183
 FEDERAL INCOME TAXES - CURRENT                                           15,840                 24,438
 AFFILIATED PAYABLES - NET                                                   822                      -
 PAYABLES FOR SECURITIES PURCHASED                                        10,541                 95,135
 UNEARNED POLICY CHARGE REVENUE                                           55,235                 32,102
 OTHER LIABILITIES                                                        24,273                 22,332
 SEPARATE ACCOUNTS LIABILITIES                                        10,559,459              9,149,119
                                                                    -------------          -------------
          Total Liabilities                                           14,581,505             13,605,527
                                                                    -------------          -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                      2,000                  2,000
 Additional paid-in capital                                              347,324                347,324
 Retained earnings                                                       173,496                 80,735
 Accumulated other comprehensive income (loss)                              (230)                17,995
                                                                    -------------          -------------
          Total Stockholder's Equity                                     522,590                448,054
                                                                    -------------          -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $ 15,104,095           $ 14,053,581
                                                                    =============          =============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
   Net investment income                                             $   272,038           $   308,702           $   336,661
   Net realized investment gains                                          12,460                13,289                 8,862
 Policy charge revenue                                                   197,662               178,933               158,829
                                                                     ------------          ------------          ------------
        Total Revenues                                                   482,160               500,924               504,352
                                                                     ------------          ------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    195,676               209,542               235,255
 Market value adjustment expense                                           5,528                 4,079                 6,071
 Policy benefits (net of reinsurance recoveries: 1998 - $9,761;
   1997 - $10,439; 1996 - $8,317)                                         31,891                27,029                21,052
 Reinsurance premium ceded                                                19,972                17,879                15,582
 Amortization of deferred policy acquisition costs                        44,835                72,111                62,036
 Insurance expenses and taxes                                             51,735                49,105                47,077
                                                                     ------------          ------------          ------------
        Total Benefits and Expenses                                      349,637               379,745               387,073
                                                                     ------------          ------------          ------------
        Earnings Before Federal Income Tax Provision                     132,523               121,179               117,279
                                                                     ------------          ------------          ------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  40,535                52,705                22,814
 Deferred                                                                   (773)              (12,261)               15,078
                                                                     ------------          ------------          ------------
        Total Federal Income Tax Provision                                39,762                40,444                37,892
                                                                     ------------          ------------          ------------

NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ============          ============          ============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period       (31,718)               22,347               (79,749)
   Reclassification adjustment for gains included in net earnings        (15,932)              (12,390)               (8,622)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities               (47,650)                9,957               (88,371)

   Adjustments for:
     Policyholder liabilities                                             14,483                10,094                58,415
     Deferred policy acquisition costs                                     5,129                  (822)               12,411

 Income tax (expense) benefit related to items of
   other comprehensive income                                              9,813                (6,730)                6,141
                                                                     ------------          ------------          ------------
 Other comprehensive income (loss), net of tax                           (18,225)               12,499               (11,404)
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    74,536           $    93,234           $    67,983
                                                                     ============          ============          ============






See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                Additional                             Other             Total
                                                Common           Paid-in          Retained         Comprehensive     Stockholder's
                                                 Stock           Capital          Earnings         Income (loss)         Equity
                                              -----------      -----------       -----------       -------------     -------------
BALANCE, JANUARY 1, 1996                      $    2,000       $  501,455        $   76,482        $    16,900       $    596,837

 Dividend to Parent                                               (98,518)          (76,482)                             (175,000)
 Net earnings                                                                        79,387                                79,387
 Other comprehensive loss, net of tax                                                                  (11,404)           (11,404)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1996                         2,000          402,937            79,387              5,496            498,820

 Dividend to Parent                                               (55,613)          (79,387)                             (135,000)
 Net earnings                                                                        80,735                                80,735
 Other comprehensive income, net of tax                                                                 12,499             12,499
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1997                         2,000          347,324            80,735             17,995            448,054

 Net earnings                                                                        92,761                                92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1998                    $    2,000       $  347,324        $  173,496        $      (230)      $    522,590
                                              ===========      ===========       ===========       ============      =============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     -----------           -----------           -----------
OPERATING ACTIVITIES:
 Net earnings                                                        $   92,761            $   80,735            $   79,387
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                     44,835                72,111                62,036
   Capitalization of policy acquisition costs                           (80,241)              (71,577)              (43,668)
   Amortization (accretion) of investments                               (5,350)               (4,672)               (4,836)
   Net realized investment gains                                        (12,460)              (13,289)               (8,862)
   Interest credited to policyholders' account balances                 195,676               209,542               235,255
   Provision (benefit) for deferred Federal income tax                     (773)              (12,261)               15,078
   Changes in operating assets and liabilities:
      Accrued investment income                                           4,765                 7,962                 5,756
      Claims and claims settlement expenses                              13,351                10,908                 9,854
      Federal income taxes - current                                     (8,598)                3,470                13,935
      Other policyholder funds                                           (6,358)                7,740                 5,813
      Liability for guaranty fund assessments                            (1,510)               (3,399)               (2,371)
      Affiliated receivables/payables                                       988                (6,330)                3,735
   Policy loans on insurance contracts                                  (21,317)              (26,068)              (52,804)
   Trading account securities                                              (287)              (14,928)                    -
   Unearned policy charge revenue                                        23,133                11,269                 7,801
   Other, net                                                             3,506                   452               (10,194)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by operating activities                                 242,121               251,665               315,915
                                                                     -----------           -----------           -----------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                               893,619               846,041               847,091
   Maturities of available-for-sale securities                          451,759               595,745               536,449
   Purchases of available-for-sale securities                        (1,028,086)           (1,156,222)             (956,840)
   Mortgage loans principal payments received                                 -                68,864                22,789
   Purchases of mortgage loans                                                -                (5,375)                    -
   Sales of real estate held-for-sale                                    14,135                 6,060                 5,407
   Recapture of investment in Separate Accounts                               -                11,026                 8,829
   Investment in Separate Accounts                                      (12,000)                  (21)              (10,063)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by investing activities                                 319,427               366,118               453,662
                                                                     -----------           -----------           -----------




See notes to financial statements.
(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $         -           $  (135,000)          $  (175,000)
   Policyholders' account balances:
       Deposits                                                        1,042,509             1,101,934               542,062
       Withdrawals (including transfers to/from Separate Accounts)    (1,595,068)           (1,593,320)           (1,090,572)
           Net cash and cash equivalents used                        ------------          ------------          ------------
               by financing activities                                  (552,559)             (626,386)             (723,510)
                                                                     ============          ============          ============
NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                          8,989                (8,603)               46,067

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        86,388                94,991                48,924
                                                                     ------------          ------------          ------------
 End of year                                                         $    95,377           $    86,388           $    94,991
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information
 Cash paid to affiliates for:
   Federal income taxes                                              $    49,133           $    49,235           $     8,880
   Interest                                                                  860                   842                   988







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risk and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains (losses).

 Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Investments in limited partnerships are carried at cost.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1998           1997           1996
                         -----------    -----------    -----------
 Beginning balance       $  102,252     $  112,249     $  124,833
 Capitalized amounts          6,085          5,077          5,077
 Interest accrued             7,669          9,653         10,669
 Amortization               (14,213)       (24,727)       (28,330)
                         -----------    -----------    -----------
 Ending balance          $  101,793     $  102,252     $  112,249
                         ===========    ===========    ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1999         $ 7,045
                    2000         $ 6,110
                    2001         $ 5,670
                    2002         $ 5,400
                    2003         $ 5,386

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1998, the $12,030 excess of Separate Accounts Assets over Separate Accounts liabilities represents the Company's temporary investment in certain investment divisions that were made to facilitate the establishment of those investment divisions.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.70%
 Interest-sensitive deferred annuities   3.40% -  8.69%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See Note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 1998            1997
                                             ------------   -------------
  Assets:
   Fixed maturity securities (1)            $  2,543,097    $  3,008,608
   Equity securities (1), (2)                    158,591          73,612
   Trading account securities (1)                 17,280          15,625
   Policy loans on insurance contracts (3)     1,139,456       1,118,139
   Cash and cash equivalents (4)                  95,377          86,388
   Separate Accounts assets (5)               10,571,489       9,149,119
                                            -------------   -------------
  Total financial instruments               $ 14,525,290    $ 13,451,491
                                            =============   =============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $376,993 and $389,728, had an estimated fair value of $375,470 and $396,253, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1998 and 1997, the Company's limited partnership investments were $11,569 and $4,744, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                              1998
                                              -----------------------------------------------------------------
                                                  Cost /           Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      -----------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867       $    56,703       $    29,078       $ 2,107,492
   Mortgage-backed securities                     229,197             7,908                43           237,062
   U.S. Government and agencies                   150,500             6,393             1,328           155,565
   Foreign governments                             21,157                35             2,996            18,196
   Municipals                                      23,878               905                 1            24,782
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,504,599       $    71,944       $    33,446       $ 2,543,097
                                              ============      ============      ============      ============

  Equity securities:
   Non-redeemable preferred stocks            $   151,130       $       699       $     4,823       $   147,006
   Limited partnerships                            11,569                 -                 -            11,569
   Common stocks                                       11                 5                 -                16
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $   162,710       $       704       $     4,823       $   158,591
                                              ============      ============      ============      ============


                                                                              1997
                                              -----------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                                Amortized        Unrealized       Unrealized           Fair
                                                  Cost             Gains            Losses             Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Limited partnerships                             4,744                 -                 -             4,744
   Common stocks                                       10                11                 -                21
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized           Fair
                                                  Cost             Value
                                              ------------      ------------
  Fixed maturity securities:
   Due in one year or less                    $   383,825       $   383,628
   Due after one year through five years          926,665           950,938
   Due after five years through ten years         599,278           610,339
   Due after ten years                            365,634           361,130
                                              ------------      ------------
                                                2,275,402         2,306,035
   Mortgage-backed securities                     229,197           237,062
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:
                                                                 Estimated
                                               Amortized           Fair
                                                 Cost              Value
                                              ------------      ------------
  AAA                                         $   479,923       $   495,661
  AA                                              146,703           148,169
  A                                               756,880           773,977
  BBB                                             992,041         1,005,835
  Non-investment grade                            129,052           119,455
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive income (loss), net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments at December 31:

                                                       1998           1997
                                                   ------------    ------------
  Assets:
   Fixed maturity securities                       $    38,498     $    81,046
   Equity securities                                    (4,119)          1,013
   Deferred policy acquisition costs                      (323)         (5,452)
   Federal income taxes - deferred                         124               -
   Separate Accounts assets                                 30               -
                                                   ------------    ------------
                                                        34,210          76,607
                                                   ------------    ------------
  Liabilities:
   Policyholders' account balances                      34,440          48,923
   Federal income taxes - deferred                           -           9,689
                                                   ------------    ------------
                                                        34,440          58,612
                                                   ------------    ------------
  Stockholder's equity:
   Accumulated other comprehensive income (loss)   $      (230)    $    17,995
                                                   ============    ============


 During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $932 and $520 at December 31, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998          1997          1996
                                       ----------    ----------    ----------
  Proceeds                             $  893,619    $  846,041    $  847,091
  Gross realized investment gains          20,232        16,783        19,078
  Gross realized investment losses         17,429         7,193        10,749

 The Company had investment securities with a carrying value of $27,189 and $26,508 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 At December 31, 1998, the Company's $12,030 investment in
 Separate Account assets included $30 of unrealized gains.
 During 1997, the Company realized a $1,005 gain on the sale of its investment in the Separate Accounts.

 All outstanding mortgage loans were repaid during 1997.
 Information on impaired loans for the years ended December 31 follows:

                                                        1997           1996
                                                     -----------    -----------
  Average investment in impaired loans               $   30,945     $   79,668
  Interest income recognized (cash basis)                 2,830          4,848


 For the years ended December 31, 1997 and 1996, $7,891 and
 $28,555, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                           1998          1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $   202,313    $  236,325     $  266,916
  Equity securities                         9,234         3,020          1,876
  Mortgage loans                                -         4,627          9,764
  Real estate held-for-sale                 2,264         1,939            563
  Policy loans on insurance contracts      59,236        57,998         56,512
  Cash and cash equivalents                 3,912         9,570          6,710
  Other                                       761           709            899
                                      ------------   -----------    -----------
  Gross investment income                 277,720       314,188        343,240
  Less investment expenses                 (5,682)       (5,486)        (6,579)
                                      ------------   -----------    -----------
  Net investment income               $   272,038    $  308,702     $  336,661
                                      ============   ===========    ===========

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                          1998           1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $     2,617    $    6,149     $    4,690
  Equity securities                           186         3,441          3,639
  Trading account securities                1,368           697              -
  Investment in Separate Accounts               -         1,005            106
  Mortgage loans                                -         6,252            599
  Real estate held-for-sale                 8,290        (4,252)          (171)
  Cash and cash equivalents                    (1)           (3)            (1)
                                      ------------   -----------    -----------
  Net realized investment gains       $    12,460    $   13,289     $    8,862
                                      ============   ===========    ===========

 The following is a reconciliation of the change in valuation allowances that were recorded to reflect other-than-temporary declines in the estimated fair value of mortgage loans for the years ended December 31, 1997 and 1996.

                         Balance at   Additions                   Balance at
                         Beginning    Charged to      Write -        End
                          of Year     Operations       Downs        of Year
                        -----------   -----------   -----------   -----------
       1997             $   17,652    $        -    $   17,652    $        -
       1996                 35,881             -        18,229        17,652


NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                   1998              1997              1996
                                              ------------      ------------      ------------
  Provision for income taxes computed at
    Federal statutory rate                    $    46,383       $    42,413       $    41,048

  Decrease in income taxes resulting from:
    Dividend received deduction                    (3,664)           (1,969)           (3,135)
    Foreign tax credit                             (2,957)                -                 -
    Other                                               -                 -               (21)
                                              ------------      ------------      ------------
  Federal income tax provision                $    39,762       $    40,444       $    37,892
                                              ============      ============      ============

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                  1998             1997              1996
                                              ------------      ------------      ------------
  Deferred policy acquisition costs           $    11,062       $    (2,422)      $    (5,770)
  Policyholders' account balances                 (10,950)          (16,099)           15,004
  Liability for guaranty fund assessments             529             1,190               760
  Investment adjustments                           (1,350)            5,070             5,122
  Other                                               (64)                -               (38)
                                              ------------      ------------      ------------
  Deferred Federal income tax
   provision (benefit)                        $      (773)      $   (12,261)      $    15,078
                                              ============      ============      ============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                    1998              1997
                                                                ------------      ------------
  Deferred tax assets:
   Policyholders' account balances                              $   106,132       $    95,182
   Investment adjustments                                             1,951               601
   Liability for guaranty fund assessments                            4,852             5,381
   Net unrealized investment loss on investment securities              124                 -
                                                                ------------      ------------
      Total deferred tax assets                                     113,059           101,164
                                                                ------------      ------------
  Deferred tax liabilities:
   Deferred policy acquisition costs                                 99,732            88,670
   Net unrealized investment gain on investment securities                -             9,689
   Other                                                              3,924             3,988
                                                                ------------      ------------
      Total deferred tax liabilities                                103,656           102,347
                                                                ------------      ------------
      Net deferred tax (asset) liability                        $    (9,403)      $     1,183
                                                                ============      ============

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $750 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $589 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                             Percentage
                                                       Ceded to           Assumed                             of amount
                                       Gross             other           from other          Net             assumed to
                                       amount          companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        ----------
   Life insurance
       in force                     $13,124,108       $ 3,259,006       $    1,771        $ 9,866,872              0%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,179, $43,028 and $43,515 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $860, $842 and $988 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,915, $1,913 and $2,279 for 1998, 1997 and 1996, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has in-force. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $20,289, $19,057 and $16,514 during 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $79,117, $72,729 and $42,639 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 The Company paid no dividends in 1998. During 1997 and 1996, the Company paid dividends of $135,000 and $175,000, respectively, to MLIG. Of these stockholders' dividends, $110,030 and $175,000 respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance
 Commissioner.

 At December 31, 1998 and 1997, approximately $29,707 and $24,304, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, were $299,069 and $245,042, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $55,813, $81,963 and $93,532, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998 and 1997, based on the RBC formula, the Company's total adjusted capital level was 473% and 394%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Arkansas will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1998 and 1997, the Company has established an estimated liability for future guaranty fund assessments of $13,864 and $15,374, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1998, $6,569 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1998                                         Insurance          Annuities            Other            Total
--------                                      ------------       ------------      ------------      ------------
  Net interest spread (a)                     $    35,228        $    32,765       $     8,369       $    76,362
  Other revenues                                   84,836            124,864               422           210,122
                                              ------------       ------------      ------------      ------------
  Net revenues                                    120,064            157,629             8,791           286,484
                                              ------------       ------------      ------------      ------------

  Policy benefits                                  18,397             13,494                 -            31,891
  Reinsurance premiums ceded                       19,972                  -                 -            19,972
  DAC amortization                                 13,040             31,795                 -            44,835
  Other non-interest expenses                      18,030             39,233                 -            57,263
                                              ------------       ------------      ------------      ------------
  Total non-interest expenses                      69,439             84,522                 -           153,961
                                              ------------       ------------      ------------      ------------
  Net earnings before Federal income
      tax provision                                50,625             73,107             8,791           132,523
  Income tax expense                               16,033             20,653             3,076            39,762
                                              ------------       ------------      ------------      ------------
  Net earnings                                $    34,592        $    52,454       $     5,715       $    92,761
                                              ============       ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981       $   148,465       $15,104,095
  Deferred policy acquisition costs           $   207,713        $   197,927       $         -       $   405,640
  Policy liabilities and accruals             $ 2,186,001        $ 1,694,668       $         -       $ 3,880,669
  Other policyholder funds                    $    16,033        $         -       $     4,769       $    20,802

                                                 Life
  1997                                         Insurance         Annuities           Other              Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    38,826       $    47,973       $    12,361       $    99,160
  Other revenues                                   86,301           102,782             3,139           192,222
                                              ------------      ------------      ------------      ------------
  Net revenues                                    125,127           150,755            15,500           291,382
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  15,876            11,153                 -            27,029
  Reinsurance premiums ceded                       17,879                 -                 -            17,879
  DAC amortization                                 36,180            35,931                 -            72,111
  Other non-interest expenses                      16,545            36,639                 -            53,184
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      86,480            83,723                 -           170,203
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         38,647            67,032            15,500           121,179
  Income tax expense                               12,753            22,265             5,426            40,444
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    25,894       $    44,767       $    10,074       $    80,735
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872       $ 7,998,461       $   129,248       $14,053,581
  Deferred policy acquisition costs           $   182,610       $   182,495       $         -       $   365,105
  Policy liabilities                          $ 2,229,533       $ 2,009,151       $         -       $ 4,238,684
  Other policyholder funds                    $    18,788       $         -       $     8,372       $    27,160

                                                 Life
  1996                                         Insurance         Annuities           Other             Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    40,805       $    44,994       $    15,607       $   101,406
  Other revenues                                   78,759            86,430             2,502           167,691
                                              ------------      ------------      ------------      ------------
  Net revenues                                    119,564           131,424            18,109           269,097
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  12,150             8,902                 -            21,052
  Reinsurance premiums ceded                       15,582                 -                 -            15,582
  DAC amortization                                 30,988            31,048                 -            62,036
  Other non-interest expenses                      18,169            34,979                 -            53,148
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      76,889            74,929                 -           151,818
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         42,675            56,495            18,109           117,279
  Income tax expense                               13,895            17,658             6,339            37,892
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    28,780       $    38,837       $    11,770       $    79,387
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,623,370       $ 6,957,228       $   156,895       $12,737,493
  Deferred policy acquisition costs           $   194,979       $   171,482       $         -       $   366,461
  Policy liabilities and accruals             $ 2,638,177       $ 1,881,537       $         -       $ 4,519,714
  Other policyholder funds                    $    16,256       $         -       $     3,164       $    19,420

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                  1998            1997             1996
                                              ------------    ------------    ------------
  Life Insurance
       Variable life insurance                $    91,806     $    92,245     $    89,897
       Interest-sensitive life insurance           28,258          32,882          29,667
                                              ------------    ------------    ------------

       Total Life Insurance                       120,064         125,127         119,564
                                              ------------    ------------    ------------
  Annuities
       Variable annuities                         105,545          88,509          70,116
       Interest-sensitive annuities                52,084          62,246          61,308
                                              ------------    ------------    ------------

       Total Annuities                            157,629         150,755         131,424
                                              ------------    ------------    ------------

  Other                                             8,791          15,500          18,109
                                              ------------    ------------    ------------
  Total                                       $   286,484     $   291,382     $   269,097
                                              ============    ============    ============


                           PART II. OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    Merrill Lynch Life Insurance Company's By-Laws provide, in Article VI, as follows:

    SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

    SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

    SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

    SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

    Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch & Co., Inc. are entitled to indemnification from Merrill Lynch & Co. Inc., to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch & Co., Inc. or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch & Co., Inc. prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

    Merrill Lynch & Co., Inc. has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch & Co., Inc. with respect to such insurance policy.

ARKANSAS BUSINESS CORPORATION LAW

    In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgements, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

    Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.


                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS
                             AS OF DECEMBER 3, 1998
                                   DIRECTORS



                              Herbert M. Allison, Jr.
                               George A. Schieren
                                John L. Steffens



                                    OFFICERS



Herbert M. Allison, Jr.           President and Chief Executive
                                  Officer
John L. Steffens                  Vice Chairman of the Board
George A. Schieren                General Counsel
Theresa Lang                      Treasurer
Andrea L. Dulberg                 Secretary

                           EXECUTIVE VICE PRESIDENTS



Thomas W. Davis                   E. Stanley O'Neal
Barry S. Friedberg                Thomas H. Patrick
Edward L. Goldberg                Winthrop H. Smith, Jr.
Jerome P. Kenney                  Roger M. Vasey



                             SENIOR VICE PRESIDENTS



Harry P. Allex          Michael J.P. Marks       Edward E. Sheridan
Rosemary T. Berkery     G. Kelly Martin          Robert D. Sherman
Daniel H. Bayly         Andrew J. Melnick        James F. Shoaf
Michael J. Castellano   Robert J. McCann         Howard P. Sorgen
Peter Clarke            Athanassios N. Michas    G. Stephen Thoma
Michael R. Cowan        Joseph H. Moglia         Arthur L. Thomas
Richard A. Dunn         Carlos M. Morales        J. Arthur Urciuoli
Richard M. Fuscone      Hisashi Moriya           Anthony J. Vespa
Donald N. Gershuny      Thomas O. Muller III     Conrad P. Volstad
J. Michael Giles        Daniel T. Napoli         Kevan V. Watts
Mark B. Goldfus         John Qua                 Seth H. Waugh
Allen N. Jones          Christopher R. Reeves    Madeline A. Weinstein
John G. Heimann         George A. Schieren       Joseph T. Willett
Theresa Lang            Howard A. Shallcross     Robert W. Williamson



                      FIRST VICE PRESIDENTS
Robert E. Aherne                  Clarence O. Peterson, III
Charles P. Borkowski, Jr.         Lawrence W. Roberts
Matthias B. Bowman                Eric M. Rosenberg
John R. Cummings                  Stanley Schaefer
Richard M. Drew                   Barry G. Skolnick
Alan R. Eckert                    Thomas W. Smith
Harry J. Ferguson                 Arthur H. Sobel
Richard K. Gordon                 Kenneth S. Spirer
Brian C. Henderson                John B. Sprung
Michael Koeneke                   Paul A. Stein
Jack Levy                         Nathan C. Thorne
Frank M. Macioce, Jr.             Edward J. Toohey
Donald N. Malawsky                James R. Vallone
Barry J. Mandel                   O. Ray Vass
Orestes J. Mihaly                 Frank T. Vayda
G. Peter O'Brien                  David N. Webb



VICE PRESIDENTS                   ASSISTANT VICE PRESIDENTS
Leonard E. Accardo                Gregory R. Krolikowski
Rudley B. Anthony                 Edward A. Mallaney
Joseph A. Boccuzzi
Robert G. Dieckmann               ASSISTANT SECRETARIES
Freddy Enriquez                   Darryl W. Colletti
Edward J. Gallagher, Jr.          Lawrence M. Egan, Jr.
Scott C. Harrison                 Andrea Lowenthal
Peter C. Lee                      Margaret E. Nelson
Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
David D. Northrop
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith
Robert H. Werthman

                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The Prospectus consisting of 97 pages.


    The undertaking to file reports.

    Rule 484 Undertaking.

    Representation Pursuant to Section 26(e).


    Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors.


    The signatures.

    Written Consents of the following persons:

       1.  Barry G. Skolnick, Esq.

       2.  Joseph E. Crowne, Jr., F.S.A.

       3.  Deloitte & Touche LLP, Independent Auditors

    The following exhibits:

       6.      Opinion and Consent of Joseph E. Crowne, Jr., F.S.A.
       8.(a)   Written Consent of Barry G. Skolnick, Esq.
       8.(b)   Written Consent of Joseph E. Crowne, Jr., F.S.A. See Exhibit 6.
       8.(c)   Written Consent of Deloitte & Touche LLP, Independent Auditors.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Life Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 9 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 30th day of April, 1999.


              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                                  (REGISTRANT)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

Attest:    /s/ EDWARD W. DIFFIN, JR.                    By:        /s/ BARRY G. SKOLNICK
           ------------------------------------------              ------------------------------------------
           Edward W. Diffin, Jr.                                   Barry G. Skolnick
           Vice President                                          Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 1999.


               SIGNATURE                                             TITLE
----------------------------------------            ----------------------------------------

*
----------------------------------------            Chairman of the Board, President and
Anthony J. Vespa                                    Chief Executive Officer

*                                                   Director, Senior Vice President, Chief
----------------------------------------            Financial Officer, Chief Actuary and
Joseph E. Crowne, Jr.                               Treasurer

 *
----------------------------------------            Director, Senior Vice President and
David M. Dunford                                    Chief Investment Officer

 *
----------------------------------------            Director and Senior Vice President
Gail R. Farkas

                                                 *
/s/ BARRY G. SKOLNICK                               In his own capacity as Director, Senior
----------------------------------------            Vice President, General Counsel,
Barry G. Skolnick                                   Secretary and as Attorney-In-Fact

                                 EXHIBIT INDEX

     1.A.        (1)  Resolutions of the Board of Directors of Merrill Lynch Life Insurance Company establishing the
                      Separate Account. Incorporated by Reference to Post-Effective Amendment No. 7 to the Registration
                      Statement filed by the Registrant on Form S-6 (File No. 33-43057).
                 (2)  Not applicable.
                 (3)  Distributing Contracts.
                      (a)        Distribution Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch,
                                 Pierce, Fenner & Smith Incorporated. Incorporated by Reference to Post-Effective
                                 Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life
                                 Separate Account on Form S-6 (File No. 33-55472).
                      (b)        Amended Sales Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch
                                 Life Agency, Inc. Incorporated by Reference to Post-Effective Amendment No. 8 to the
                                 Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form
                                 S-6 (File No. 33-55472).
                      (c)        Schedule of Sales Commissions. See Exhibit A (3)(b).
                 (4)  Not applicable.
                 (5)  (a)        Modified Single Premium Variable Life Insurance Policy. Incorporated by Reference to
                                 Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No.
                                 33-43058).
                 (5)  (b1)       Guarantee of Insurability Rider. Incorporated by Reference to Post-Effective Amendment
                                 No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b2)       Death Benefit Proceeds Rider. Incorporated by Reference to Post-Effective Amendment
                                 No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b3)       Single Premium Immediate Annuity Rider. Incorporated by Reference to Post-Effective
                                 Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b4)       Change of Insured Rider. Incorporated by Reference to Post-Effective Amendment No. 7
                                 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b5)       Partial Withdrawal Rider. Incorporated by Reference to Post-Effective Amendment No. 7
                                 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b6)       Special Allocation Rider. Incorporated by Reference to Post-Effective Amendment No. 7
                                 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b7)       Backdating Endorsement. Incorporated by Reference to Post-Effective Amendment No. 7
                                 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (b8)       Additional Payment Endorsement. Incorporated by Reference to Post-Effective Amendment
                                 No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (c)        Certificate of Assumption. Incorporated by Reference to Post-Effective Amendment No. 7
                                 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (5)  (d)        Company Name Change Endorsement. Incorporated by Reference to Post-Effective Amendment
                                 No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
                 (6)  (a)        Articles of Amendment, Restatement, and Redomestication of the Articles of
                                 Incorporation of Merrill Lynch Life Insurance Company. Incorporated by Reference to
                                 Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch
                                 Variable Life Separate Account on Form S-6 (File No. 33-55472).

                      (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Incorporated by
                                 Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by
                                 Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).
                 (7)  Not applicable.
                 (8)  (a)        Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series Fund,
                                 Inc. Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration
                                 Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No.
                                 33-55472).
                      (b)        Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Funds
                                 Distributor, Inc. Incorporated by Reference to Post-Effective Amendment No. 8 to the
                                 Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form
                                 S-6 (File No. 33-55472).
                      (c)        Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce,
                                 Fenner & Smith Incorporated. Incorporated by Reference to Post-Effective Amendment No.
                                 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).
                      (d)        Participation Agreement among Merrill Lynch Life Insurance Company, ML Life Insurance
                                 Company of New York, and Monarch Life Insurance Company. Incorporated by Reference to
                                 Post-Effective Amendment No. 3 to the Registration Statement filed by Merrill Lynch
                                 Variable Life Separate Account on Form S-6 (File No. 33-55472).
                      (e)        Form of Participation Agreement among Merrill Lynch Life Insurance Company, ML Life
                                 Insurance Company of New York and Family Life Insurance Company. Incorporated by
                                 reference to Post-Effective Amendment No. 4 to the Registration Statement filed by the
                                 Registrant on Form S-6 (File No. 33-43058).
                      (g)        Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance
                                 Capital Management L.P., and Alliance Fund Distributors, Inc. Incorporated by
                                 Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                                 Amendment No. 10 to the Registration Statement filed on Form N-4 (File No. 33-43773).
                      (h)        Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill Lynch Life
                                 Insurance Company, and Massachusetts Financial Services Company. Incorporated by
                                 Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                                 Amendment No. 10 to the Registration Statement filed on Form N-4 (File No. 33-43773).
                      (i)        Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM
                                 Distributors, Inc., and Merrill Lynch Life Insurance Company. Incorporated by
                                 Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                                 Amendment No. 11 to the Registration Statement filed on Form N-4 (File No. 33-43773).
                      (j)        Form of Participation Agreement among Merrill Lynch Life Insurance Company, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley (Incorporated by reference to Merrill
                                 Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 12 to
                                 Form N-4 Registration No. 33-43773 Filed May 1, 1998)
                      (k)        Form of Participation Agreement between Merrill Lynch Life Insurance Company and
                                 Mercury Asset Management V.I. Funds, Inc. (Incorporated by reference to Merrill Lynch
                                 Life Variable Annuity Separate Account A's Post-Effective Amendment No. 15 to Form N-4
                                 Registration No. 33-43773 Filed April 14, 1999)
                 (9)  (a)        Amended form of terminated Service Agreement between Merrill Lynch Life Insurance
                                 Company and Monarch Life Insurance Company. Incorporated by Reference to
                                 Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No.
                                 33-43058).

                      (b)        Board Resolution for Merger and Combination of Accounts. Incorporated by Reference to
                                 Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No.
                                 33-43058).
                      (c)        Plan and Agreement of Merger between Tandem Insurance Group, Inc. and Merrill Lynch
                                 Life Insurance Company. Incorporated by Reference to Post-Effective Amendment No. 7
                                 filed by the Registrant on Form S-6 (File No. 33-43058).
                      (d)        Service Agreement among Merrill Lynch Life Insurance Company, Family Life Insurance
                                 Company and Merrill Lynch Insurance Group, Inc. Incorporated by reference to
                                 Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No.
                                 33-43058).
                (10)  Application form for Modified Single Premium Variable Life Insurance Policy. Incorporated by
                      Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No.
                      33-43058).
                (11)  (a)        Memorandum describing Merrill Lynch Life Insurance Company's Issuance, Transfer and
                                 Redemption Procedures. Incorporated by reference to Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No. 33-43058).
                (11)  (b)        Supplement to Memorandum describing Merrill Lynch Life Insurance Company's Issuance,
                                 Transfer and Redemption Procedures. Incorporated by Reference to Registrant's
                                 Post-Effective Amendment No. 8 to the Registration Statement filed on Form S-6 (File
                                 No. 33-55472).
       2.  See 1.A.(5).
       3.  Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered.
           Incorporated by Reference to Post-Effective Amendment No. 6 to the Registration Statement filed by the
           Registrant on Form S-6 (File No. 33-43058).
       4.  Not applicable.
       5.  Not applicable.
       6.  Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered.
       7.        (a)  Power of Attorney of Joseph E. Crowne, Jr. Incorporated by Reference to Post-Effective Amendment
                      No. 2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form
                      S-6 (File No. 33-55472).
                 (b)  Power of Attorney of David E. Dunford. Incorporated by Reference to Post-Effective Amendment No.
                      2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6
                      (File No. 33-55472).
                 (c)  Power of Attorney of Gail R. Farkas. Incorporated by Reference to Post-Effective Amendment No. 6
                      to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6
                      (File No. 33-55472).
                 (d)  Power of Attorney of John C.R. Hele. Incorporated by Reference to Post-Effective Amendment No. 2
                      to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6
                      (File No. 33-55472).
                 (e)  Power of Attorney of Allen N. Jones. Incorporated by Reference to Post-Effective Amendment No. 2
                      to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6
                      (File No. 33-55472).
                 (f)  Power of Attorney of Barry G. Skolnick. Incorporated by Reference to Post-Effective Amendment No.
                      2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6
                      (File No. 33-55472).

                 (g)  Power of Attorney of Anthony J. Vespa. Incorporated by Reference to Post-Effective Amendment No.
                      2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6
                      (File No. 33-55472).
       8.        (a)  Written Consent of Barry G. Skolnick, Esq.
                 (b)  Written Consent of Joseph E. Crowne, Jr., F.S.A. See Exhibit 6.
                 (c)  Written Consent of Deloitte & Touche LLP, Independent Auditors.